FILE NO. 333-84788

As filed with the Securities and Exchange Commission on November 30, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 11

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.           Exact name of trust:

BLDRS INDEX FUNDS TRUST (I.R.S. Employer Identification Number: 52-2115391)

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

B.             Name of depositor (Sponsor):

Invesco PowerShares Capital Management LLC

C.             Complete address of Sponsor’s principal executive offices:

Invesco PowerShares Capital Management LLC
300 West Roosevelt Road
Wheaton, IL 60187

D.            Name and complete address of agent for service:

Andrew Schlossberg, Chief Executive Officer,
Invesco PowerShares Capital Management LLC
300 West Roosevelt Road
Wheaton, IL 60187

Copy to:
David M. Mahle
Jones Day
222 East 41st Street
New York, NY 10017

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

E.              Title of securities being registered:

An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

F.              Approximate date of proposed sale to public:

☐ Check box if it is proposed that this filing will become effective on the date hereof pursuant to Rule 487.

G.             Amount of filing fee:

In accordance with Rule 24f-2, no registration fee was paid in connection with the filing of the Rule 24f-2 Notice on December 28, 2011 for the Trust’s most recent fiscal year.

BLDRS INDEX FUNDS TRUST

Cross Reference Sheet

Pursuant To Regulation C

Under The Securities Act Of 1933, As Amended

(Form N-8b-2 Items Required By Instruction 1

As To Prospectus In Form S-6)

Form N-8B-2				Form S-6
Item Number				Heading in Prospectus
I	Organization and General Information
	1.	(a)	Name of Trust and Internal Revenue Service Employer Identification Number	Registration Statement Front Cover
		(b)	Title of securities issued	Registration Statement Front Cover
	2.	Name, address and Internal Revenue Service
		Employer Identification Number of depositor		The Sponsor
	3.	Name, address and Internal Revenue Service
		Employer Identification Number of trustee		The Trustee
	4.	Name, address and Internal Revenue Service Employer Identification Number of principal underwriter		*
	5.	State of organization of Trust		Creation and Redemption of Shares
	6.	(a)	Dates of execution and termination of Trust Agreement under which Trust organized	Essential Information as of September 30, 2011 *; Termination of a Fund
		(b)	Dates of execution and termination of Trust Agreement pursuant to which proceeds of securities held by Trustee	Same as set forth in 6(a)
	7.	Changes of name		*
	8.	Fiscal Year		Essential Information as of September 30, 2011 *
	9.	Material Litigation		*
II	General Description of the Trust and Securities of the Trust
	10.	(a)	Registered or bearer securities	The Funds
		(b)	Cumulative or distributive	Essential Information as of September 30,
2011 *; Distributions to Beneficial Owners
		(c)	Rights of holders as to withdrawal or redemption	Creation and Redemption of Shares; Book-Entry Only; Notices and Distributions
		(d)	Rights of holders as to conversion, transfer, etc.	Same as set forth in 10(d)
		(e)	Lapses or defaults in principal payments with respect to periodic payment plan certificates	*
		(f)	Voting rights	Amendments to the Trust Agreement and Indenture; Termination of a Fund; The Trustee
		(g)	Notice to holders as to change in:
		(1)	Composition of Trust assets	*
		(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and
Indenture
		(3)	Provisions of Trust Agreement	Same as set forth in 10(g)(2)
		(4)	Identity of depositor and trustee	The Trustee; The Sponsor
		(h)	Consent of holders required to change:
		(1)	Composition of Trust assets	*

Form N-8B-2			Form S-6
Item Number			Heading in Prospectus
	(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture
	(3)	Provisions of Trust Agreement	Same as set forth in 10(h)(2)
	(4)	Identity of depositor and trustee	The Sponsor; The Trustee
	(i)	Other principal features of the securities	The Funds
11.	Type of securities comprising units		Prospectus Front Cover; The Funds; The Portfolios; Creation and Redemption of Shares
12.	Certain information regarding securities comprising periodic payment certificates		*
13.	(a)	Certain information regarding loads, fees, expenses and charges	Creation and Redemption of Shares; Expenses of a Fund
	(b)	Certain information regarding periodic payment plan certificates	*
	(c)	Certain percentages	Same as set forth in 13(a)
	(d)	Reasons for certain differences in prices	*
	(e)	Certain other loads, fees, or charges payable by holders	*
	(f)	Certain profits receivable by depositor, principal underwriters, custodian, trustee or affiliated persons	The Portfolios
	(g)	Ratio of annual charges and deductions to income	*
14.	Issuance of Trust’s securities		The Funds; Book-Entry Only; Notices and Distributions
15.	Receipt and handling of payments from purchasers		The Funds; Creation and Redemption of Shares
16.	Acquisition and disposition of underlying securities		The Funds; Creation and Redemption of Shares; The Portfolios
17.	(a)	Withdrawal or redemption by holders	Same as set forth in 16
	(b)	Persons entitled or required to redeem or repurchase securities	Same as set forth in 16
	(c)	Cancellation or resale of repurchased or redeemed securities	Same as set forth in 16
18.	(a)	Receipt, custody and disposition of income	Distributions to Beneficial Owners
	(b)	Reinvestment of distributions	*
	(c)	Reserves or special funds	Same as set forth in 18(a)
	(d)	Schedule of distributions	*
19.	Records, accounts and reports		Distributions to Beneficial Owners; Expenses of a Fund; Book-Entry Only; Notices and Distributions
20.	Certain miscellaneous provisions of Trust Agreement
	(a)	Amendments	Amendments to the Trust Agreement and Indenture
	(b)	Extension or termination	Same as set forth in 20(a)
	(c)	Removal or resignation of trustee	The Trustee
	(d)	Successor trustee	Same as set forth in 20(c)
	(e)	Removal or resignation of depositor	The Sponsor

Form N-8B-2			Form S-6
Item Number			Heading in Prospectus
		(f) Successor depositor	Same as set forth in 20(e)
	21.	Loans to security holders	*
	22.	Limitations on liabilities	The Trustee; The Sponsor
	23.	Bonding arrangements	*
	24.	Other material provisions of Trust Agreement	*
III	Organization, Personnel and Affiliated Persons of Depositor
	25.	Organization of depositor	The Sponsor
	26.	Fees received by depositor	*
	27.	Business of depositor	The Sponsor
	28.	Certain information as to officials and affiliated persons of depositor	Same as set forth in 27
	29.	Ownership of voting securities of depositor	Same as set forth in 27
	30.	Persons controlling depositor	*
	31.	Payments by depositor for certain services rendered to Trust	*
	32.	Payments by depositor for certain other services rendered to Trust	*
	33.	Remuneration of employees of depositor for certain services rendered to Trust	*
	34.	Compensation of other persons for certain services rendered to Trust	*
IV	Distribution and Redemption of Securities
	35.	Distribution of Trust’s securities in states	Continuous Offering of Shares
	36.	Suspension of sales of Trust’s securities	*
	37.	Denial or revocation of authority to distribute	*
	38.	(a) Method of distribution	Creation and Redemption of Shares of Creation Units; Continuous Offering of Shares; The Funds; Book-Entry Only; Notices and Distributions
		(b) Underwriting agreements	Continuous Offering of Shares; Creation and Redemption of Shares
		(c) Selling agreements	Same as set forth in 38(b)
	39.	(a) Organization of principal underwriter	The Sponsor
		(b) FINRA membership of principal underwriter	The Sponsor
	40.	Certain fees received by principal underwriters	*
	41.	(a) Business of principal underwriters	Continuous Offering of Shares
		(b) Branch offices of principal underwriters	*
		(c) Salesmen of principal underwriters	*
	42.	Ownership of Trust’s securities by certain persons	*
	43.	Certain brokerage commissions received by principal underwriters	*
	44.	(a) Method of valuation for determining offering price	The Portfolios; Determination of Net Asset Value
		(b) Schedule as to components of offering price	*

Form N-8B-2				Form S-6
Item Number				Heading in Prospectus
		(c)	Variation in offering price to certain persons	*
	45.	Suspension of redemption rights		*
	46.	(a)	Certain information regarding redemption or withdrawal valuation	Determination of Net Asset Value; Creation and Redemption of Shares
		(b)	Schedule as to components of redemption price	*
	47.	Maintenance of position in underlying securities		The Funds; The Portfolios; Continuous Offering of Shares; Determination of Net Asset Value; Distributions to Beneficial Owners
V	Information Concerning the Trustee or Custodian
	48.	Organization and regulation of trustee		The Trustee
	49.	Fees and expenses of trustee		Expenses of a Fund; Creation and Redemption of Shares
	50.	Trustee’s lien		Same as set forth in 49
VI	Information Concerning Insurance of Holders of Securities
	51.	(a)	Name and address of insurance company	*
		(b)	Types of policies	*
		(c)	Types of risks insured and excluded	*
		(d)	Coverage	*
		(e)	Beneficiaries	*
		(f)	Terms and manner of cancellation	*
		(g)	Method of determining premiums	*
		(h)	Aggregate premiums paid	*
		(i)	Recipients of premiums	*
		(j)	Other material provisions of Trust Agreement relating to insurance	*
VII	Policy of Registrant
	52.	(a)	Method of selecting and eliminating securities from the Trust	The Funds; The Portfolios; Creation and Redemption of Shares; Determination of the Portfolio Deposit
		(b)	Elimination of securities from the Trust	*
		(c)	Policy of Trust regarding substitution and elimination of securities	Same as set forth in 52(a)
		(d)	Description of any other fundamental policy of the Trust	*
		(e)	Code of Conduct	Code of Conduct
	53.	(a)	Taxable status of the Trust	Tax Status of the Trust
		(b)	Qualification of the Trust as a regulated investment company	Same as set forth in 53(a)
VIII	Financial and Statistical Information
	54.	Information regarding the Trust’s last ten fiscal years		*
	55.	Certain information regarding periodic payment plan certificates		*

Form N-8B-2		Form S-6
Item Number		Heading in Prospectus
56.	Certain information regarding periodic payment plan certificates	*
57.	Certain information regarding periodic payment plan certificates	*
58.	Certain information regarding periodic payment plan certificates	*
59.	Financial statements (Instruction 1(c) to Form S-6)	*

* Not applicable, answer negative or not required.

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

PROSPECTUS

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

January 30, 2012

The BLDRS Index Funds Trust ("Trust") is a unit investment trust consisting of four (4) separate investment portfolios (each a "BLDRS Index Fund" or a "Fund" and collectively the "BLDRS Index Funds" or the "Funds"). The investment objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of publicly traded Depositary Receipts in a particular geographic region or market represented by a specified relevant benchmark index compiled and published by The Bank of New York Mellon (formerly The Bank of New York) (each a "BNY Mellon ADR Index"). Invesco PowerShares Capital Management LLC (formerly PowerShares Capital Management LLC) is the Sponsor of the Trust and the Funds and The Bank of New York Mellon is the Trustee.

The units of beneficial interest of each Fund ("Shares") are listed on The Nasdaq Stock Market ("Nasdaq"). The Shares trade on Nasdaq at market prices that may differ to some degree from the Shares' net asset value. Each Fund issues and redeems Shares on a continuous basis — at net asset value — only in a multiple of 50,000 Shares called a "Creation Unit," principally in-kind for securities included in the relevant benchmark BNY Mellon ADR Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF A FUND.

Shares of each Fund are not guaranteed or insured by The Federal Deposit Insurance Corporation or any other agency of the U.S. government, nor are Shares deposits or obligations of any bank. Shares involve investment risks, including the loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Sponsor: Invesco PowerShares Capital Management LLC

"BLDRS" and "Baskets of Listed Depositary Receipts"
are registered trademarks of The Bank of New York Mellon

Copyright 2012 by Invesco PowerShares Capital Management LLC

all rights reserved

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2011*

	Number of Shares Outstanding	Fractional Undivided Interest Represented by Each Share	Net Asset Value per Share	Symbol	CUSIP
BLDRS Asia 50 ADR Index Fund:	1,400,000	1/1,400,00	$22.40	ADRA	09348	R102
BLDRS Developed Markets 100 ADR Index Fund:	3,100,000	1/3,100,00	$17.71	ADRD	09348	R201
BLDRS Emerging Markets 50 ADR Index Fund:	11,350,000	1/11,350,000	$36.08	ADRE	09348	R300
BLDRS Europe Select ADR Index Fund:	950,000	1/950,000	$17.34	ADRU	09348	R409

Glossary:	All defined terms used in this Prospectus and page numbers on which their definitions appear are listed in the Glossary beginning on page 112

Sponsor:	Invesco PowerShares Capital Management LLC ("Invesco PowerShares")

Distributor:	ALPS Distributors, Inc.

Trustee:	The Bank of New York Mellon

Licensor:	The Bank of New York Mellon

Depositary:	The Depository Trust Company ("DTC")

Trust Agreement and Indenture:	Dated and Effective as of November 8, 2002 by and between the Sponsor and the Trustee.*

Beneficial Owner:	Owners of beneficial interests in Shares are referred to as "Beneficial Owners."

Record Dates:	Quarterly, currently anticipated to be the Second (2nd) Business Day after the third (3rd) Friday in each of March, June, September and December.**

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.**

Fiscal Year:	October 1-September 30

Estimated Ordinary Operating Expenses of Each Fund:	30/100th of one percent (inclusive of Trustee's annual fee of 6/100th of one percent to 10/100th of one percent) of the net asset value ("NAV") of the relevant Fund.***

Valuation Time:	Closing time of the regular trading session on Nasdaq (ordinarily 4:00 p.m. New York time).

Business Day:	Any day that Nasdaq is open for business, or that the Funds are open for business as required by Section 22(e) of the Investment Company Act of 1940 ("1940 Act").

Mandatory Termination Date:	If a Fund is terminated pursuant to the terms of the Trust Agreement and Indenture, the Mandatory Termination Date shall be the date on which the last security held by a Fund matures, is sold, is redeemed, or upon any other disposition as the case may be.

ii

Discretionary Termination:	At the discretion of the Sponsor, a Fund may be terminated if at any time after three (3) years following the initial Portfolio Deposit such value is less than $350,000,000, adjusted for inflation.****

Calculation of the Composition of the Portfolio Deposit for Creation Units:	The Trustee, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, immediately prior to the opening of business on Nasdaq (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each of the securities comprising a Fund's relevant BNY Mellon ADR Index (each an "Index Security") to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments, in order to effect creations and redemptions of Creation Units of a given Fund until such time as the next-announced composition of the Portfolio Deposit is made available.

Modification to the Trust Agreement and Indenture:	The Trust Agreement and Indenture for each Fund may be modified unilaterally by the Sponsor to effect certain changes, and may be otherwise modified by a vote of the Beneficial Owners of the outstanding Shares of the relevant Fund under certain circumstances.

*  The Trust Agreement and Indenture became effective and the initial deposit for each Fund was made on November 8, 2002 ("Initial Date of Deposit").

**  See "Distributions to Beneficial Owners."

***  See "Expenses of a Fund" and the "Trustee"

****  A Fund may also be terminated under other circumstances. See "Termination of a Fund."

iii

THE FUNDS

Each Fund is an "index fund" that holds publicly-traded Depositary Receipts of non-U.S. companies in a particular geographic region or market represented by a specified relevant benchmark BNY Mellon ADR Index. The Shares of each Fund represent an undivided interest in the portfolio of Depositary Receipts held by each Fund. The Shares of each Fund are separate from the underlying securities that are represented by the Shares. Each Fund seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index. Each BNY Mellon ADR Index is developed by the Licensor from a universe of Depositary Receipts defined by The Bank of New York Mellon ADR IndexSM ("BNY Mellon ADR Composite Index"). Dow Jones Indexes ("Dow Jones") acts as "index calculation agent" in connection with the calculation and dissemination of each BNY Mellon ADR Index and the free-float adjusted market capitalization methodology of Dow Jones is employed. See "Selection Criteria, Construction and Maintenance Standards for the BNY Mellon ADR Indexes."

Depositary Receipts are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity or debt. Depositary Receipts are created when a broker purchases the non-U.S. company's shares on that company's home stock market and delivers those shares to the depositary's local custodian bank, who then instructs the depositary bank, such as The Bank of New York Mellon, to issue Depositary Receipts. Depositary Receipts may also be purchased in the U.S. secondary trading market. Depositary Receipts may trade freely, just like any other security, either on an exchange, Nasdaq or in the over-the-counter market, and can be used to raise capital.

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets — such as a U.S. or foreign country stock market. Other indexes cover market segments such as small-capitalization stocks or long-term bonds, or particular industries. An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse. An index fund does not always perform exactly like its target index. Like all investment companies, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

The Funds are designed for investors seeking a relatively low cost approach to investing and may be suitable for long-term investment in the market or market segment represented in the relevant benchmark BNY Mellon ADR Index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument. The Shares have been designed to be tradable in a secondary market on Nasdaq on an intraday basis in lots of any size and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. The Funds utilize a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of their relevant benchmark BNY Mellon ADR Indexes.

The Shares provide investors with a security whose market value should approximate 1/15th the value of the relevant benchmark BNY Mellon ADR Index. Thus, for example, if the BNY Mellon ADR Index were at 750, investors might expect a Share to trade at approximately $50. Note, however, that the market price of a Share should also reflect its share of any current and undistributed dividends accumulated on the securities in such Fund's portfolio and may also be affected by supply and demand, market volatility, investor sentiment and other factors. Therefore, over time, the market value of a Share may not approximate 1/15th the value of its relevant benchmark BNY Mellon ADR Index.

This prospectus provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM; The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM; The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM and The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. Each Fund normally holds at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY Mellon ADR Index.

THE FUNDS, INDEXES AND TICKER SYMBOLS

BLDRS Asia 50 ADR Index Fund (Symbol: ADRA)

The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $106 billion.

BLDRS Developed Markets 100 ADR Index Fund (Symbol: ADRD)

The BNY Mellon Developed Markets 100 ADR Index includes 100 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $1 billion to over $153 billion.

BLDRS Emerging Markets 50 ADR Index Fund (Symbol: ADRE)

The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $55 billion.

BLDRS Europe Select ADR Index Fund (Symbol: ADRU)

The BNY Mellon Europe Select ADR Index includes 88 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 88 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $300 million to over $153 billion.

RISKS OF INVESTING IN THE FUNDS

General Risks

Depositary Receipts. Each Fund holds the securities of non-U.S. and non-Canadian companies in the form of Depositary Receipts, New York shares and Global Shares. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional Depositary Receipts, New York share programs do not involve custody of the Dutch shares of the company. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that differ from the currency the underlying security for each ADR or GDR principally trades in. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. ADRs, GDRs, New York shares, and Global Shares are collectively referred to as "Depositary Receipts." Generally, ADRs, and New York shares in registered form, are designed for use in the U.S. securities markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global Shares are represented by the same share certificate in both the U.S. and the home market. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. A

Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Equity Risk. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by a Fund ("Fund Securities") and thus in the value of Shares). Equity securities and therefore Depositary Receipts are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Currency Risk. The underlying securities of the Depositary Receipts in a Fund's portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Market Risk. Since the underlying securities of the Depositary Receipts in a Fund's portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Liquidity Risk. Although the Depositary Receipts in the relevant benchmark BNY Mellon ADR Indexes are listed on a national securities exchange or Nasdaq there can be no assurance that a market for Depositary Receipts will be made or maintained or that any such market will be or remain liquid. The price at which a Fund's securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Non-Diversification Risk. The Depositary Receipts of particular issuers, or of issuers in particular industries, may represent a large portion of a BNY Mellon ADR Index. If a Fund holds large positions in securities of a fewer number of issuers, a Fund is more susceptible to any single economic, political, market or regulatory event than an investment company that is more broadly diversified across issuers.

Indexing Risk. Each Fund is a unit investment trust registered under the 1940 Act and is not a managed fund. Traditional methods of investment management for a managed fund typically involve continuing evaluation and changes to a portfolio of securities on the basis of economic, financial and market analyses. The only purchases and sales that are made with respect to a Fund's portfolio will be those necessary to create a portfolio that is designed to correspond generally, before fees and expenses, to the relevant benchmark BNY Mellon ADR Index to the extent practicable. Because no attempt is made to "manage" a Fund in the traditional sense, the adverse financial condition of an issuer will not be the basis for the sale of its securities from a Fund's portfolio unless the issuer is removed from the relevant benchmark BNY Mellon ADR Index.

Changes to a Fund's relevant benchmark BNY Mellon ADR Index may cause the Trustee to make corresponding portfolio adjustments. Some or all of the BNY Mellon ADR Indexes may have relatively high component turnover ratios that will require the Trustee to buy Index Securities or sell Portfolio Securities for the relevant Fund in order to create a portfolio that is designed to correspond generally, before fees and expenses, to the Fund's relevant benchmark BNY Mellon ADR Index. If the composition of a BNY Mellon ADR Index changes frequently and thus the Trustee is required to buy Index Securities or sell Portfolio Securities frequently, there could be adverse tax consequences and other expenses to shareholders of such Fund. See "The Portfolios — Change to a BNY Mellon ADR Index" and "The Portfolios — Adjustments to Portfolios."

Substitution Risk. While the Licensor often chooses a replacement company for the BNY Mellon ADR Composite Index with some characteristics in common with a company or companies removed from the index, a replacement company may have little in common with the company it replaces.

Foreign Limitation Risk. A Participating Party's ability to acquire Deposit Securities may be limited if the creation of new Deposit Securities would cause any foreign ownership limits for the foreign securities underlying the Deposit Securities to be exceeded. If this were to happen, it is possible that a Participating Party's ability to create Shares may be adversely affected.

Correlation Risk. The Sponsor believes that over time the correlation between each Fund's performance and that of its relevant benchmark BNY Mellon ADR Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. A Fund's return may not match the return of its relevant benchmark BNY Mellon ADR Index as a result of Fund expenses and other factors. For example, a rebalancing of a Fund's holdings may at times be necessary to reflect changes in the composition of its relevant benchmark BNY Mellon ADR Index. Rebalancing will result in transaction and other costs and could result in the realization of capital gains or losses.

Investment Company Tax Diversification. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended ("Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code could limit the ability of a Fund to meet its investment objective.

Fluctuation of Net Asset Value and Market Value. The NAV of the Shares will fluctuate with changes in the market value of the securities held in each Fund's portfolio. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand in the secondary market. The Sponsor cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical to, the same forces influencing the prices of the Depositary Receipts of the relevant benchmark BNY Mellon ADR Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units, the Sponsor believes that large discounts or premiums to the NAV of Shares should not be sustained.

Trading Halts. Trading in Shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in Shares inadvisable. In addition, trading in Shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules.

De-Listing from Nasdaq. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of Shares of any Fund will continue to be met or remain unchanged. Nasdaq may but is not required to remove the Shares of a Fund from listing if: (1) the Fund has more than 60 days remaining until termination and there are fewer than 50 Beneficial Owners of the Shares for 30 or more consecutive trading days; (2) the value of the relevant benchmark BNY Mellon ADR Index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event will occur or condition exists that, in the opinion of Nasdaq, makes further dealings on Nasdaq inadvisable. In addition, Nasdaq will remove the Shares from listing and trading upon termination of a Fund.

Termination of a Fund. The Sponsor may direct the Trustee to terminate and liquidate a Fund if at any time three years following the Initial Date of Deposit such value is less than $350,000,000 as adjusted for inflation. The Trustee may also terminate a Fund upon the agreement of the Beneficial Owners of 66 2/3% of the Fund's outstanding Shares. The Trustee will terminate and liquidate a Fund if one of the following events occurs: (1) DTC is unwilling or unable to continue to perform its functions and a comparable replacement is unavailable; (2) NSCC no longer provides clearance services with respect to the Fund's Shares, or the Trustee is no longer a participant in NSCC; (3) the Licensor ceases publishing the Fund's relevant benchmark BNY Mellon ADR Index; (4) the License Agreement is terminated; (5) the Fund's Shares are de-listed from Nasdaq; (6) the Sponsor resigns or is unable to perform its duties and the Trustee has not appointed a successor and has not itself agreed to act as sponsor; (7) the Trustee resigns or is removed and no successor trustee is appointed; or (8) on the Mandatory Termination Date.

Upon the termination of a Fund, the Trustee will, within a reasonable time after the termination of the Fund, sell the Fund's Securities and, after making provisions for the Fund's liabilities, distribute the proceeds to the Beneficial Owners. See "Termination of a Fund." In the event the process of terminating a Fund begins and until the date on which the Fund is terminated, the trading pattern of such Fund's Shares could be negatively effected.

Risk Factors Specific to Each Fund

Each Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its relevant benchmark BNY Mellon ADR Index targets. Additional Fund specific risks include:

BLDRS Asia 50 ADR Index Fund

Special Risks of Countries in the Asia Pacific Region. Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those countries defined as "emerging" or "developing" by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Political Instability. Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Developed Markets 100 ADR Index Fund

Movement of Developed Markets. As increased globalization of Developed Markets occurs, Developed Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Developed Markets to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

Japanese Market Risk. Certain of the risks associated with international investments are heightened for investments in Japan. The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

BLDRS Emerging Markets 50 ADR Index Fund

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Political Instability. Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Europe Select ADR Index Fund

Movement of European Markets. As increased globalization of the world's markets occurs, European Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Europe to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

BAR CHARTS AND TABLES

The bar chart on the next page entitled "Annual Total Return for the BLDRS Asia 50 ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2011)" for the BLDRS Asia 50 ADR Index Fund ("Table") provide some indication of the risks of investing in the BLDRS Asia 50 ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Asia 50 ADR Index and the MSCI AC Asia Pacific Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Asia 50 ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2011), the highest quarterly return for the BLDRS Asia 50 ADR Index Fund was 22.78% for the quarter ended June 30, 2009, and the lowest was -21.38% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Asia 50 ADR Index Fund

Source: The Bank of New York Mellon

Average Annual Total Returns
(for periods ending December 31, 2011)

	Past One Year	Past Five Years	Since Inception(2)
BLDRS Asia 50 ADR Index Fund Return Before Taxes(1)	-17.92%	-4.48%	6.43%
Return After Taxes on Distributions(1)	-19.04%	-5.43%	5.61%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-11.59%	-4.24%	5.16%
BNY Mellon Asia 50 ADR Index(3)	-18.71%	-5.38%	5.69%
MSCI AC Asia Pacific Index(3)	-14.92%	-1.64%	9.20%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Investment operations commenced on November 8, 2002. Returns for the benchmark indexes are based on the closest month end to the Fund's inception date.

(3)  Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York Mellon

BLDRS ASIA 50 ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York Mellon

The bar chart on the next page entitled "Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2011)" for the BLDRS Developed Markets 100 ADR Index Fund ("Table") provide some indication of the risks of investing in the BLDRS Developed Markets 100 ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Developed Markets 100 ADR Index and the MSCI EAFE Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Developed Markets 100 ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2011), the highest quarterly return for the BLDRS Developed Markets 100 ADR Index Fund was 24.55% for the quarter ended June 30, 2009, and the lowest was -21.40% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund

Source: The Bank of New York Mellon

Average Annual Total Returns
(for periods ending December 31, 2011)

	Past One Year	Past Five Years	Since Inception(2)
BLDRS Developed Markets 100 ADR Index Fund Return Before Taxes(1)	-9.58%	-4.97%	5.89%
Return After Taxes on Distributions(1)	-10.77%	-6.19%	4.76%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-6.20%	-4.74%	4.53%
BNY Mellon Developed Markets 100 ADR Index(3)	-9.95%	-5.15%	5.83%
MSCI EAFE Index(3)	-11.73%	-4.26%	7.70%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Investment operations commenced on November 8, 2002. Returns for the benchmark indexes are based on the closest month end to the Fund's inception date.

(3)  Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York Mellon

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York Mellon

The bar chart on the next page entitled "Annual Total Return for the BLDRS Emerging Markets 50 ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2011)" for the BLDRS Emerging Markets 50 ADR Index Fund ("Table") provide some indication of the risks of investing in the BLDRS Emerging Markets 50 ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Emerging Markets 50 ADR Index and the MSCI Emerging Markets Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Emerging Markets 50 ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2011), the highest quarterly return for the BLDRS Emerging Markets 50 ADR Index Fund was 27.27% for the quarter ended June 30, 2009, and the lowest was -27.41% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return For The BLDRS Emerging Markets 50 ADR Index Fund

Source: The Bank of New York Mellon

Average Annual Total Returns
(for periods ending December 31, 2011)

	Past One Year	Past Five Years	Since Inception(2)
BLDRS Emerging Markets 50 ADR Index Fund Return Before Taxes(1)	-18.34%	1.90%	16.38%
Return After Taxes on Distributions(1)	-19.23%	1.08%	15.31%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-11.89%	1.17%	14.10%
BNY Mellon Emerging Markets 50 ADR Index(3)	-18.25%	1.97%	15.94%
MSCI Emerging Markets Index(3)	-18.17%	2.70%	16.78%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Investment operations commenced on November 8, 2002. Returns for the benchmark indexes are based on the closest month end to the Fund's inception date.

(3)  Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York Mellon

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York Mellon

The bar chart on the next page entitled "Annual Total Return for the BLDRS Europe Select ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2011)" for the BLDRS Europe Select ADR Index Fund ("Table") provide some indication of the risks investing in the BLDRS Europe Select ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Europe Select ADR Index and the MSCI AC Europe Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Europe Select ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2011), the highest quarterly return for the BLDRS Europe Select ADR Index Fund was 25.79% for the quarter ended June 30, 2009, and the lowest was -21.32% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Europe Select ADR Index Fund

Source: The Bank of New York Mellon

Average Annual Total Returns
(for periods ending December 31, 2011)

	Past One Year	Past Five Years	Since Inception(2)
BLDRS Europe Select ADR Index Fund Return Before Taxes(1)	-7.18%	-4.67%	6.33%
Return After Taxes on Distributions(1)	-8.41%	-6.04%	5.07%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-4.64%	-4.51%	4.89%
BNY Mellon Europe Select ADR Index(3)	-7.23%	-4.56%	6.49%
MSCI AC Europe Index(3)	-11.22%	-4.74%	7.86%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Investment operations commenced on November 8, 2002. Returns for the benchmark indexes are based on the closest month end to the Fund's inception date.

(3)  Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York Mellon

BLDRS EUROPE SELECT ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York Mellon

FEES AND EXPENSES

The expenses of each Fund are accrued daily and reflected in the NAV of each Fund. After reflecting contractual waivers and reductions, BLDRS Europe Select ADR Index Fund currently is accruing ordinary operating expenses at an annual rate of .30%. See "Expenses of a Fund."

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
I. SHAREHOLDER TRANSACTION EXPENSES(a)
A. CREATION TRANSACTION FEE
Through NSCC(b)	$500	$1,000	$500	$1,000
Outside NSCC(b)	Up to $2,000	Up to $4,000	Up to $2,000	Up to $4,000
B. REDEMPTION TRANSACTION FEE Through NSCC(c)	$500	$1,000	$500	$1,000
Outside NSCC(c)	Up to $2,000	Up to $4,000	Up to $2,000	Up to $4,000
II. ESTIMATED ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Trustee Fees(d)	.10%	.10%	.10%	.10%
License Fees(e)	.06%	.06%	.06%	.06%
Marketing Fees	.03%	.07%	.11%	.00%
Other Operating Expenses	.11%	.07%	.03%	.24%
Total	.30%	.30%	.30%	.40%
Less Expenses Waived by the Licensor(e)	.00%	.00%	.00%	-.06%
Less Expenses Assumed by the Sponsor(e)	.00%	.00%	.00%	-.04%
Net Expenses after Waivers and Assumptions	.30%	.30%	.30%	.30%

(a)  Only investors purchasing or redeeming Shares in Creation Units will pay the transaction expenses described in Part I of the Fees and Expenses Table. Shareholders purchasing Shares in the secondary market will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

(b)  The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 Shares.

(c)  The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order. One Creation Unit consists of 50,000 Shares.

(d)  The Trustee's annual fee for each Fund ranges from 0.06% to 0.10% per year, based on average net assets of the relevant Fund. See "Fees and Expenses." For the fiscal year ended September 30, 2011, the Trustee's annual fee for each Fund, as a percentage of net assets of each Fund was .10%.

(e)  In the event a Fund's ordinary operating expenses exceed 0.30% of its average net assets, until the Sponsor determines otherwise, the Sponsor has undertaken to reimburse such Fund for all ordinary operating expenses in excess of such amount, taking into account any waiver by the Licensor of its license fee. To the extent during such period that ordinary operating expenses of a Fund exceed such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses.

Example of Expenses:

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in "Fees and Expenses" section above for the fiscal year ended September 30, 2011, and for subsequent fiscal years, the absence of the Sponsor's undertaking that each Fund's ordinary operating expenses will not exceed 0.30% of the NAV of such Fund and an operating expense ratio of 0.40% of the NAV of the BLDRS Europe Select ADR Index Fund; and a 5% annual return on investment throughout the periods for the Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
BLDRS Europe Select ADR Index Fund	$41	$129	$225	$506

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission ("SEC") regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund's total assets.

See "Expenses of a Fund" in this Prospectus for additional information regarding expenses.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
BLDRS Asia 50 ADR Index Fund(1)(2)	$31	$97	$169	$380
BLDRS Developed Markets 100 ADR Index Fund(1)(2)	$31	$97	$169	$380
BLDRS Emerging Markets 50 ADR Index Fund(1)(2)	$31	$97	$169	$380
BLDRS Europe Select ADR Index Fund(1)	$31	$97	$169	$380

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by SEC regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund's total assets.

1 An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in "Fees and Expenses" section above for the fiscal year ended September 30, 2011, and for subsequent fiscal years, the presence of the Sponsor's undertaking that BLDRS Europe Select ADR Index Fund's ordinary operating expenses will not exceed 0.30% of the net asset value of such Fund, and a 5% annual return on investment throughout the periods for each Fund.

2 For the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund and the BLDRS Emerging Markets 50 ADR Index Fund, the actual expense ratios used in this example were the actual expense ratios for the year ending September 30, 2011.

THE BLDRS INDEX FUNDS TRUST

The annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM; The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM; The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM; and The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $106 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR Index includes 100 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $1 billion to over $153 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $55 billion.

BLDRS Europe Select ADR Index Fund

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR Index includes 88 component American Depositary Receipts as of September 30, 2011 representing the securities issued by 88 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $300 million to over $153 billion.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe Select ADR Index Fund, formally known as BLDRS Europe 100 ADR Index Fund (the "Funds"), as of September 30, 2011, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2011, the results of their operations and the changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  /s/ Ernst & Young LLP

New York, New York
January 13, 2012

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
BHP Billiton Ltd.	47,251	$3,139,356
Toyota Motor Corp.	43,833	2,992,041
Mitsubishi UFJ Financial Group, Inc.	416,130	1,851,779
Westpac Banking Corp.	17,833	1,713,038
Taiwan Semiconductor Manufacturing Co., Ltd.	143,204	1,636,822
Honda Motor Co., Ltd.	53,035	1,545,970
Canon, Inc.	29,852	1,351,102
China Mobile Ltd.	26,333	1,282,680
Sumitomo Mitsui Financial Group, Inc.	207,208	1,133,428
Mizuho Financial Group, Inc.	320,316	912,901
NTT DoCoMo, Inc.	47,686	870,746
PetroChina Co., Ltd.	6,282	756,918
Infosys Technologies Ltd.	14,303	730,454
CNOOC Ltd.	4,466	715,900
Hitachi Ltd.	13,347	659,609
Panasonic Corp.	69,028	657,147
Nippon Telegraph & Telephone Corp.	26,091	624,880
POSCO	7,987	607,092
Sony Corp.	29,779	565,801
China Life Insurance Co., Ltd.	14,853	527,430
HDFC Bank Ltd.	16,860	491,469
China Petroleum & Chemical Corp.	5,033	482,161
Kyocera Corp.	5,503	458,345
Shinhan Financial Group Co., Ltd.	6,637	454,236
ICICI Bank Ltd.	12,724	441,777
Baidu, Inc.*	4,041	432,023
Nomura Holdings, Inc.	108,887	387,638
Chunghwa Telecom Co., Ltd.*	11,515	379,995
KB Financial Group, Inc.	11,535	377,887
Nidec Corp.	15,546	312,008
China Unicom Hong Kong Ltd.	14,376	293,270
Kubota Corp.	7,246	289,260
China Telecom Corp. Ltd.	4,226	261,547
Telekomunikasi Indonesia tbk PT	7,496	247,893
Tata Motors Ltd.	10,656	163,889
United Microelectronics Corp.	81,141	154,979
Makita Corp.	4,292	152,151
Ctrip.Com International Ltd.*	4,451	143,144

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Advanced Semiconductor Engineering, Inc.	33,856	$142,872
Korea Electric Power Corp.*	16,274	138,329
SK Telecom Co., Ltd.	9,821	138,182
Wipro Ltd.	14,351	132,747
Yanzhou Coal Mining Co., Ltd.	6,095	128,605
Telecom Corp. of New Zealand Ltd.	12,188	120,417
Dr Reddy's Laboratories Ltd.	3,942	117,472
Philippine Long Distance Telephone Co.	2,361	116,940
KT Corp.	7,535	111,367
Alumina Ltd.	19,380	109,497
Sterlite Industries India Ltd.	11,668	107,462
LG Display Co., Ltd.	12,817	104,459
Total Investments (Cost $44,774,462)		$31,667,115

*  Non-income producing security for the year ended September 30, 2011.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$7,376,515	23.29%
Automobiles & Parts	4,538,011	14.33%
Technology Hardware & Equipment	3,390,234	10.71%
Mining	3,267,961	10.32%
Mobile Telecommunications	2,701,818	8.53%
Oil & Gas Producers	1,954,979	6.17%
Fixed Line Telecommunications	1,746,099	5.51%
Electronic & Electrical Equipment	1,429,962	4.52%
Software & Computer Services	1,295,224	4.09%
Leisure Goods	1,222,948	3.86%
Industrial Metals & Mining	824,051	2.61%
Life Insurance	527,430	1.67%
Industrial Engineering	453,149	1.43%
Financial Services	387,638	1.22%
Household Goods & Home Construction	152,151	0.48%
Travel & Leisure	143,144	0.45%
Electricity	138,329	0.44%
Pharmaceuticals & Biotechnology	117,472	0.37%
Total	$31,667,115	100.00%

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$31,667,115	*	$—	$—	$31,667,115
Total	$31,667,115		$—	$—	$31,667,115

*  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Developed Market 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
Novartis AG	46,202	$2,576,686
HSBC Holdings PLC	59,833	2,276,047
Vodafone Group PLC	84,237	2,160,679
BP PLC	52,523	1,894,505
Royal Dutch Shell PLC, Class A	30,383	1,869,162
GlaxoSmithKline PLC	43,594	1,799,996
BHP Billiton Ltd.	26,962	1,791,355
Toyota Motor Corp.	25,012	1,707,319
Total SA	37,286	1,635,737
British American Tobacco PLC	16,997	1,440,156
Royal Dutch Shell PLC, Class B	22,848	1,417,718
Siemens AG	14,494	1,301,416
Telefonica SA	66,824	1,277,675
Sanofi	37,956	1,244,957
Banco Santander SA	141,719	1,139,421
Mitsubishi UFJ Financial Group, Inc.	237,448	1,056,644
Rio Tinto PLC	23,312	1,027,593
AstraZeneca PLC	22,909	1,016,243
Westpac Banking Corp.	10,176	977,507
BHP Billiton PLC	17,952	952,892
Honda Motor Co., Ltd.	30,262	882,137
Canon, Inc.	19,043	861,886
Unilever NV	26,074	821,070
Diageo PLC	10,500	797,265
SAP AG	15,521	785,673
ENI SpA	22,194	779,675
UBS AG*	60,173	687,777
Unilever PLC	21,992	685,930
ABB Ltd.*	39,002	666,154
Anheuser-Busch InBev NV	12,489	661,667
Novo Nordisk A/S	6,637	660,514
Sumitomo Mitsui Financial Group, Inc.	117,267	641,450
Banco Bilbao Vizcaya Argentaria SA	76,957	625,660
National Grid PLC	12,252	607,699
Teva Pharmaceutical Industries Ltd.	15,653	582,605
Deutsche Bank AG	15,637	541,197
France Telecom SA	32,047	524,609
Mizuho Financial Group, Inc.	180,942	515,685

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Developed Market 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Barclays PLC	51,129	$500,042
NTT DoCoMo, Inc.	26,925	491,651
Telefonaktiebolaget LM Ericsson	50,114	478,589
Credit Suisse Group AG	18,108	475,154
ING Groep NV*	64,844	457,150
Syngenta AG	7,942	411,952
Statoil ASA	17,979	387,447
Hitachi Ltd.	7,512	371,243
Panasonic Corp.	38,862	369,966
BT Group PLC	13,690	364,702
Prudential PLC	21,371	364,589
Nokia OYJ	62,881	355,906
Nippon Telegraph & Telephone Corp.	14,664	351,203
Lloyds Banking Group PLC*	167,852	350,811
Sony Corp.	16,733	317,927
Koninklijke Philips Electronics NV, Class Y	16,942	303,939
Shire PLC	3,134	294,377
Kyocera Corp.	3,081	256,616
ASML Holding NV, Class G	7,242	250,139
ArcelorMittal	15,511	246,780
Pearson PLC	13,579	237,768
Nomura Holdings, Inc.	60,765	216,323
Fresenius Medical Care AG & Co., KGaA	3,190	215,421
Aviva PLC	22,995	215,003
WPP PLC	4,216	194,147
ARM Holdings PLC	7,530	192,015
CRH PLC	12,181	188,927
Telecom Italia SpA	17,424	188,353
Nidec Corp.	8,607	172,742
Kubota Corp.	4,002	159,760
Reed Elsevier PLC	5,099	155,112
Ensco PLC	3,790	153,230
Randgold Resources Ltd.	1,528	147,788
Reed Elsevier NV	6,075	132,557
Smith & Nephew PLC	2,964	132,461
Aegon NV, Class G*	28,573	115,721
Alcatel-Lucent*	38,912	110,121
Royal Bank of Scotland Group PLC*	14,753	105,189
Tenaris SA	3,920	99,764

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Developed Market 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Delhaize Group SA	1,703	$99,523
Veolia Environnement	6,517	94,888
Carnival PLC	2,912	89,660
Elan Corp. PLC*	8,043	84,693
Makita Corp.	2,313	81,996
Portugal Telecom SGPS SA	11,246	81,534
Intercontinental Hotels Group PLC	4,848	77,956
STMicroelectronics NV, Class Y	11,075	71,988
Governor & Co. of The Bank of Ireland	63,244	65,141
Telecom Corp. of New Zealand Ltd.	6,450	63,726
Ryanair Holdings PLC*	2,453	63,165
Luxottica Group SpA	2,501	62,975
National Bank of Greece SA	80,268	62,601
Alumina Ltd.	10,302	58,206
Coca-Cola Hellenic Bottling Co., SA*	3,231	57,835
Konami Corp.	1,674	56,431
Cie Generale de Geophysique-Veritas*	2,377	41,883
Sims Metal Management Ltd.	2,821	33,401
NICE Systems Ltd.*	1,069	32,444
Grifols SA*	4,794	30,634
Wacoal Holdings Corp.	472	29,736
Aixtron AG	1,574	22,854
Logitech International SA*	2,763	21,579
Total Investments (Cost $85,917,045)		$54,809,795

*  Non-income producing security for the year ended September 30, 2011.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Developed Market 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Developed Market 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$10,020,326	18.28%
Pharmaceuticals & Biotechnology	8,290,705	15.13%
Oil & Gas Producers	7,984,244	14.57%
Mining	3,919,628	7.15%
Fixed Line Telecommunications	2,851,802	5.21%
Mobile Telecommunications	2,652,330	4.84%
Automobiles & Parts	2,589,456	4.73%
Technology Hardware & Equipment	2,397,521	4.37%
Beverages	1,516,767	2.77%
Food Producers	1,507,000	2.75%
Tobacco	1,440,156	2.63%
General Industrials	1,301,416	2.37%
Life Insurance	1,152,463	2.10%
Leisure Goods	1,048,263	1.91%
Industrial Engineering	825,914	1.51%
Electronic & Electrical Equipment	800,601	1.46%
Software & Computer Services	785,673	1.43%
Media	719,584	1.31%
Gas, Water & Multi-utilities	702,587	1.28%
Chemicals	411,952	0.75%
Industrial Metals & Mining	404,750	0.74%
Health Care Equipment & Services	347,882	0.63%
Travel & Leisure	230,781	0.42%
Financial Services	216,323	0.39%
Oil Equipment, Services & Distribution	195,113	0.36%
Construction & Metals	188,927	0.35%
Food & Drug Retailers	99,523	0.18%
Personal Goods	92,711	0.17%
Household Goods & Home Construction	81,996	0.15%
Support Services	33,401	0.06%
Total	$54,809,795	100.00%

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Developed Market 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$54,809,795	*	$—	$—	$54,809,795
Total	$54,809,795		$—	$—	$54,809,795

*  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Emerging Market 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	2,447,221	$27,971,736
China Mobile Ltd.	524,570	25,551,805
Petroleo Brasileiro SP, Class A	1,070,485	22,180,449
Vale SA, Class A Preferred	1,021,681	21,455,301
America Movil SAB de CV	968,326	21,380,638
Petroleo Brasileiro SA	828,973	18,610,444
Itau Unibanco Holding SA	1,123,636	17,438,831
Vale SA, Class A	656,002	14,956,846
Banco Bradesco SA	961,755	14,224,356
PetroChina Co., Ltd.	106,099	12,783,869
Infosys Technologies Ltd.	241,282	12,322,272
Cia de Bebidas das Americas	400,157	12,264,812
CNOOC Ltd.	75,450	12,094,635
POSCO	134,898	10,253,597
Sasol Ltd.	248,315	10,081,589
China Life Insurance Co., Ltd.	249,461	8,858,360
HDFC Bank Ltd.	283,462	8,262,917
China Petroleum & Chemical Corp.	84,383	8,083,891
AngloGold Ashanti Ltd.	190,090	7,862,122
Shinhan Financial Group Co., Ltd.	111,431	7,626,338
ICICI Bank Ltd.	213,471	7,411,713
Baidu, Inc.*	68,001	7,269,987
Chunghwa Telecom Co., Ltd.*	192,223	6,343,359
KB Financial Group, Inc.	193,117	6,326,513
Fomento Economico Mexicano SAB de CV	94,549	6,128,666
BRF - Brasil Foods SA	335,302	5,877,844
Grupo Televisa SA	281,938	5,184,840
Gold Fields Ltd.	336,728	5,158,673
China Unicom Hong Kong Ltd.	238,385	4,863,054
China Telecom Corp. Ltd.	69,784	4,318,932
Ecopetrol SA	102,778	4,140,926
Telekomunikasi Indonesia tbk PT	123,706	4,090,957
Telecomunicacoes de Sao Paulo SA	145,914	3,859,425
Ultrapar Participacoes SA	207,210	3,280,134
Gerdau SA	449,512	3,205,021
Mobile Telesystems OJSC	259,781	3,195,306
Cia Siderurgica Nacional SA	396,053	3,144,661
Cia de Minas Buenaventura SA	79,905	3,015,615

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Emerging Market 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Cia de Bebidas DAS Americas	118,809	$2,908,444
Cia Energetica de Minas Gerais	193,173	2,866,687
Tata Motors Ltd.	172,875	2,658,818
United Microelectronics Corp.	1,306,230	2,494,899
Empresa Nacional de Electricidad SA	55,018	2,384,480
Ctrip.Com International Ltd.*	72,193	2,321,727
Korea Electric Power Corp.*	263,006	2,235,551
Enersis SA	129,382	2,187,850
Sociedad Quimica y Minera de Chile SA	44,825	2,143,083
Yanzhou Coal Mining Co., Ltd.	98,481	2,077,949
Banco Santander Brasil SA/Brazil	282,085	2,064,862
Cemex SAB de CV*	510,556	1,613,357
Total Investments (Cost $538,789,787)		$409,038,141

*  Non-income producing security for the year ended September 30, 2011.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Emerging Market 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Emerging Market 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas Producers	$87,975,803	21.51%
Banks	63,355,530	15.49%
Mobile Telecommunications	54,990,803	13.44%
Mining	54,526,506	13.33%
Technology Hardware & Equipment	30,466,635	7.45%
Beverages	21,301,922	5.21%
Software & Computer Services	19,592,259	4.79%
Fixed Line Telecommunications	18,612,673	4.55%
Industrial Metals & Mining	16,603,279	4.06%
Electricity	9,674,568	2.36%
Life Insurance	8,858,360	2.17%
Food Producers	5,877,844	1.44%
Media	5,184,840	1.27%
Gas, Water & Multiutilities	3,280,134	0.80%
Industrial Engineering	2,658,818	0.65%
Travel & Leisure	2,321,727	0.57%
Chemicals	2,143,083	0.52%
Construction & Metals	1,613,357	0.39%
Total	$409,038,141	100.00%

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Emerging Market 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$409,038,141	*	$—	$—	$409,038,141
Total	$409,038,141		$—	$—	$409,038,141

*  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2011

American Depositary Receipts	Shares	Value
Novartis AG	17,454	$973,410
HSBC Holdings PLC	22,604	859,856
Vodafone Group PLC	31,823	816,260
BP PLC	19,842	715,701
Royal Dutch Shell PLC, Class A	11,478	706,127
GlaxoSmithKline PLC	16,469	680,005
Total SA	14,086	617,953
British American Tobacco PLC	6,421	544,051
Royal Dutch Shell PLC, Class B	8,631	535,554
Siemens AG	5,475	491,600
Telefonica SA	25,245	482,684
Sanofi	14,339	470,319
Banco Santander SA	53,538	430,445
Rio Tinto PLC	8,807	388,213
AstraZeneca PLC	8,655	383,936
BHP Billiton PLC	6,782	359,989
Unilever NV	9,850	310,176
Diageo PLC	3,967	301,214
SAP AG	5,863	296,785
ENI SpA	8,384	294,530
UBS AG*	22,732	259,827
Unilever PLC	8,308	259,126
ABB Ltd.*	14,734	251,657
Anheuser-Busch InBev NV	4,718	249,960
Novo Nordisk A/S	2,507	249,497
Banco Bilbao Vizcaya Argentaria SA	29,072	236,355
National Grid PLC	4,628	229,549
Teva Pharmaceutical Industries Ltd.	5,913	220,082
Deutsche Bank AG	5,907	204,441
France Telecom SA	12,107	198,192
Barclays PLC	19,315	188,901
Telefonaktiebolaget LM Ericsson	18,932	180,801
Credit Suisse Group AG	6,841	179,508
ING Groep NV*	24,496	172,697
Syngenta AG	3,000	155,610
Statoil ASA	6,792	146,368
BT Group PLC	5,172	137,782
Prudential PLC	8,074	137,742

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Nokia OYJ	23,755	$134,453
Lloyds Banking Group PLC*	63,411	132,529
Koninklijke Philips Electronics NV, Class Y	6,400	114,816
Shire PLC	1,184	111,213
ASML Holding NV, Class G	2,736	94,501
ArcelorMittal	5,859	93,217
Pearson PLC	5,130	89,826
Fresenius Medical Care AG & Co., KGaA	1,205	81,374
Aviva PLC	8,687	81,223
WPP PLC	1,593	73,358
ARM Holdings PLC	2,845	72,547
CRH PLC	4,602	71,377
Telecom Italia SpA	6,582	71,151
Reed Elsevier PLC	1,926	58,589
Ensco PLC	1,432	57,896
Randgold Resources Ltd.	577	55,807
Reed Elsevier NV	2,295	50,077
Smith & Nephew PLC	1,120	50,053
Aegon NV, Class G*	10,794	43,716
Alcatel-Lucent*	14,700	41,601
Mobile Telesystems OJSC	3,277	40,307
Royal Bank of Scotland Group PLC*	5,573	39,735
Tenaris SA	1,481	37,691
Delhaize Group SA	643	37,577
Veolia Environnement	2,462	35,847
Carnival PLC	1,100	33,869
Elan Corp. PLC*	3,038	31,990
Portugal Telecom SGPS SA	4,249	30,805
Intercontinental Hotels Group PLC	1,831	29,442
STMicroelectronics NV, Class Y	4,184	27,196
Governor & Co. of The Bank of Ireland	23,892	24,609
Ryanair Holdings PLC*	927	23,870
Luxottica Group SpA	945	23,795
National Bank of Greece SA	30,323	23,649
Coca-Cola Hellenic Bottling Co., SA*	1,221	21,856
VimpelCom Ltd.	1,992	18,984
Cie Generale de Geophysique-Veritas*	898	15,823
NICE Systems Ltd.*	404	12,261
Grifols SA*	1,811	11,572

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Aixtron AG	595	$8,639
Logitech International SA*	1,044	8,154
ASM International NV, Class G	268	6,628
ICON PLC*	344	5,532
Partner Communications Co., Ltd.	519	4,905
CNH Global NV*	166	4,356
Mechel	370	3,770
Elster Group Se*	215	3,214
Promotora de Informaciones SA, Class B	588	2,605
Mechel	599	2,396
Promotora de Informaciones SA*	458	1,910
Total Investments (Cost $24,901,047)		$16,469,214

*  Non-income producing security for the year ended September 30, 2011.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Europe Select ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Pharmaceuticals & Biotechnology	$3,132,024	19.02%
Oil & Gas Producers	3,016,233	18.31%
Banks	2,579,855	15.66%
Fixed Line Telecommunications	920,614	5.59%
Mobile Telecommunications	880,456	5.35%
Mining	804,009	4.88%
Technology Hardware & Equipment	586,781	3.56%
Beverages	573,030	3.48%
Food Producers	569,302	3.46%
Tobacco	544,051	3.30%
General Industrials	491,600	2.98%
Life Insurance	435,378	2.65%
Software & Computer Services	296,785	1.80%
Media	276,365	1.69%
Gas, Water & Multi-utilities	265,396	1.61%
Industrial Engineering	256,013	1.56%
Chemicals	155,610	0.94%
Health Care Equipment & Services	136,959	0.83%
Industrial Metals & Mining	134,678	0.82%
Leisure Goods	114,816	0.70%
Travel & Leisure	87,181	0.53%
Oil Equipment, Services & Distribution	73,719	0.45%
Construction & Metals	71,377	0.43%
Food & Drug Retailers	37,577	0.23%
Personal Goods	23,795	0.14%
Electronic & Electrical Equipment	3,214	0.02%
Iron / Steel	2,396	0.01%
Total	$16,469,214	100.00%

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$16,469,214	*	$—	$—	$16,469,214
Total	$16,469,214		$—	$—	$16,469,214

*  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $44,774,462 and $85,917,045, respectively)	$31,667,115	$54,809,795
Cash	51,000	418,280
Dividends receivable	69,232	194,901
Total assets	$31,787,347	$55,422,976
Liabilities:
Distribution payable	$359,492	$411,618
Payable to Sponsor	18,015	46,353
Payable to Licensor	5,463	9,745
Payable to Trustee	2,826	4,778
Professional fees	35,120	35,340
Accrued expenses	5,467	8,184
Total liabilities	426,383	516,018
Net assets	$31,360,964	$54,906,958
Net assets represented by:
Paid in capital	$54,454,349	$101,033,732
Undistributed (distributions in excess of) net investment income	(359,492)	(95,976)
Accumulated net realized loss on investments transactions	(9,626,546)	(14,923,548)
Net unrealized depreciation of investments	(13,107,347)	(31,107,250)
Net assets	$31,360,964	$54,906,958
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	1,400,000	3,100,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$22.40	$17.71

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
Assets:
Investments in securities, at value (cost $538,789,787 and $24,901,047, respectively)	$409,038,141	$16,469,214
Cash	4,724,172	54,224
Dividends receivable	1,465,194	68,943
Receivable from Sponsor	—	18,093
Other Receivable	—	15,022
Total assets	$415,227,507	$16,625,496
Liabilities:
Distribution payable	$4,939,974	$115,311
Payable to Sponsor	584,527	—
Payable to Licensor	75,727	—
Payable to Trustee	37,804	1,430
Professional fees	35,331	34,790
Accrued expenses	86,079	3,000
Total liabilities	5,759,442	154,531
Net assets	$409,468,065	$16,470,965
Net assets represented by:
Paid in capital	$606,850,028	$29,415,047
Distributions in excess of net investment income	(13,319)	(93,206)
Accumulated net realized loss on investments transactions	(67,616,998)	(4,419,043)
Net unrealized depreciation of investments	(129,751,646)	(8,431,833)
Net assets	$409,468,065	$16,470,965
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	11,350,000	950,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$36.08	$17.34

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS ASIA 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF OPERATIONS

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$1,118,826	$1,141,662	$1,514,829
Expenses:
Trustee fees	44,551	55,193	55,915
Marketing expenses	13,317	22,741	10,541
Licensing fees	26,731	33,116	33,514
Professional fees	35,161	36,921	44,474
Other fees and expenses	13,894	17,609	23,348
Total expenses	133,654	165,580	167,792
Net investment income	985,172	976,082	1,347,037
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(1,135,362)	(794,051)	(6,913,089)
Net realized gain (loss) on in-kind redemptions	811,321	3,391,709	(2,226,576)
Net change in unrealized appreciation/depreciation of investments	(3,316,932)	369,833	4,848,636
Net realized and unrealized gain (loss) on investments	(3,640,973)	2,967,491	(4,291,029)
Net increase (decrease) in net assets resulting from operations	$(2,655,801)	$3,943,573	$(2,943,992)

*  Net of foreign taxes withheld of $96,045, $105,382 and $130,318 for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF OPERATIONS

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$2,544,523	$2,642,617	$2,893,524
Expenses:
Trustee fees	75,104	74,471	67,515
Marketing expenses	53,016	41,385	20,259
Licensing fees	45,063	44,686	40,396
Professional fees	36,503	42,601	47,853
Other fees and expenses	15,626	20,288	26,500
Total expenses	225,312	223,431	202,523
Net investment income	2,319,211	2,419,186	2,691,001
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(1,153,793)	(6,340,145)	(10,571,816)
Net realized gain (loss) on in-kind redemptions	880,078	15,225	(8,435,627)
Net change in unrealized appreciation/depreciation of investments	(8,247,736)	3,008,371	8,177,106
Net realized and unrealized loss on investments	(8,521,451)	(3,316,549)	(10,830,337)
Net decrease in net assets resulting from operations	$(6,202,240)	$(897,363)	$(8,139,336)

*  Net of foreign taxes withheld of $245,912, $214,941 and $184,959 for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF OPERATIONS

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$15,895,594	$14,297,405	$13,077,276
Expenses:
Trustee fees	578,254	629,914	438,460
Marketing expenses	660,452	745,171	391,175
Licensing fees	359,541	397,435	266,234
SEC filing fees	—	—	1,300
Professional fees	71,514	90,833	155,124
Other fees and expenses	127,942	123,824	76,845
Total expenses	1,797,703	1,987,177	1,329,138
Net investment income	14,097,891	12,310,228	11,748,138
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(13,684,005)	(13,956,119)	(54,296,800)
Net realized gain on in-kind redemptions	21,761,973	42,184,899	1,617,470
Net change in unrealized appreciation/depreciation of investments	(109,655,277)	24,756,982	97,238,215
Net realized and unrealized gain (loss) on investments	(101,577,309)	52,985,762	44,558,885
Net increase (decrease) in net assets resulting from operations	$(87,479,418)	$65,295,990	$56,307,023

*  Net of foreign taxes withheld of $1,074,694, $1,202,865 and $1,217,256 for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS EUROPE SELECT ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF OPERATIONS

	Year Ended September 30,
	2011	2010	2009
Investment income:
Dividend income*	$752,656	$793,160	$822,064
Expenses:
Trustee fees	21,334	20,313	17,085
Licensing fees	12,800	12,188	10,197
Professional fees	36,284	36,438	39,647
Other fees and expenses	14,033	14,952	25,500
Total expenses	84,451	83,891	92,429
Less expenses waived by the Licensor	(12,800)	(12,188)	(10,197)
Less expenses assumed by the Sponsor	(7,649)	(10,764)	(30,977)
Net expenses	64,002	60,939	51,255
Net investment income	688,654	732,221	770,809
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(229,024)	(1,976,068)	(2,674,116)
Net realized gain (loss) on in-kind redemptions	766,741	276,754	(2,270,272)
Net change in unrealized appreciation/depreciation of investments	(3,493,392)	1,109,183	2,616,440
Net realized and unrealized loss on investments	(2,955,675)	(590,131)	(2,327,948)
Net increase (decrease) in net assets resulting from operations	$(2,267,021)	$142,090	$(1,557,139)

*  Net of foreign taxes withheld of $79,966, $71,714 and $56,784, for the years ended September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS ASIA 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$985,172	$976,082	$1,347,037
Net realized gain (loss) on investment transactions	(324,041)	2,597,658	(9,139,665)
Net change in unrealized appreciation/depreciation of investments	(3,316,932)	369,833	4,848,636
Net increase (decrease) in net assets resulting from operations	(2,655,801)	3,943,573	(2,943,992)
Distributions to Unitholders from:
Net investment income	(1,343,389)	(979,828)	(2,425,391)
Tax return of capital	(47,837)	—	—
Total Distributions	(1,391,226)	(979,828)	(2,425,391)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	—	3,688,055	9,825,682
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(10,966,611)	(25,163,937)	(16,997,608)
Decrease in net assets due to unitholder transactions	(10,966,611)	(21,475,882)	(7,171,926)
Total decrease	(15,013,638)	(18,512,137)	(12,541,309)
Net Assets:
Beginning of year	46,374,602	64,886,739	77,428,048
End of year(a)	$31,360,964	$46,374,602	$64,886,739

(a)  Includes undistributed (distributions in excess of) net investment income of $(359,492), $(1,275) and $2,471 at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$2,319,211	$2,419,186	$2,691,001
Net realized loss on investment transactions	(273,715)	(6,324,920)	(19,007,443)
Net change in unrealized appreciation/depreciation of investments	(8,247,736)	3,008,371	8,177,106
Net decrease in net assets resulting from operations	(6,202,240)	(897,363)	(8,139,336)
Distributions to Unitholders from:
Net investment income	(2,286,190)	(2,384,034)	(2,666,759)
Realized gain on investments	—	—	(257,535)
Total distributions	(2,286,190)	(2,384,034)	(2,924,294)
Unitholder Transactions:
Proceeds From subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	978,390	13,392,254	9,991,868
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(12,311,465)	(10,506,839)	(21,980,510)
Increase (decrease) in net assets due to unitholder transactions	(11,333,075)	2,885,415	(11,988,642)
Total decrease	(19,821,505)	(395,982)	(23,052,272)
Net Assets:
Beginning of year	74,728,463	75,124,445	98,176,717
End of year(a)	$54,906,958	$74,728,463	$75,124,445

(a)  Includes distributions in excess of net investment income of $(95,976), $(129,258) and $(164,410) at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$14,097,891	$12,310,228	$11,748,138
Net realized gain (loss) on investment transactions	8,077,968	28,228,780	(52,679,330)
Net change in unrealized appreciation/depreciation of investments	(109,655,277)	24,756,982	97,238,215
Net increase (decrease) in net assets resulting from operations	(87,479,418)	65,295,990	56,307,023
Distributions to Unitholders from:
Net investment income	(14,242,362)	(12,327,072)	(12,313,453)
Unitholder Transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	13,677,055	213,185,593	231,356,274
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(172,110,637)	(266,008,677)	(159,841,188)
Increase (decrease) in net assets due to unitholder transactions	(158,433,582)	(52,823,084)	71,515,086
Total increase (decrease)	(260,155,362)	145,834	115,508,656
Net Assets:
Beginning of year	669,623,427	669,477,593	553,968,937
End of year(a)	$409,468,065	$669,623,427	$669,477,593

(a)  Includes undistributed net investment income of $(13,319), $101,162 and $116,513 at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS EUROPE SELECT ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2011	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$688,654	$732,221	$770,809
Net realized gain (loss) on investment transactions	537,717	(1,699,314)	(4,944,388)
Net change in unrealized appreciation/depreciation of investments	(3,493,392)	1,109,183	2,616,440
Net increase (decrease) in net assets resulting from operations	(2,267,021)	142,090	(1,557,139)
Distributions to Unitholders from:
Net investment income	(677,272)	(661,163)	(729,537)
Tax return of capital.	—	(58,729)	(38,773)
Total distributions	(677,272)	(719,892)	(768,310)
Unitholder Transactions:
Proceeds from subscriptions of BLDRS Europe Select ADR Index Fund shares	3,188,496	3,843,748	1,571,404
Less redemptions of BLDRS Europe Select ADR Index Fund shares	(6,051,801)	(1,070,713)	(5,678,712)
Increase (decrease) in net assets due to unitholder transactions	(2,863,305)	2,773,035	(4,107,308)
Total increase (decrease)	(5,807,598)	2,195,233	(6,432,757)
Net Assets:
Beginning of year	22,278,563	20,083,330	26,516,087
End of year(a)	$16,470,965	$22,278,563	$20,083,330

(a)  Includes distributions in excess of net investment income of $(93,206), $(104,588) and $(175,646) at September 30, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS ASIA 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$25.76	$24.49	$25.39	$35.94	$29.29
Investment operations:
Net investment income(1)	0.61	0.45	0.50	0.56	0.55
Net realized and unrealized gain (loss) on investments	(3.05)	1.32	(0.49)	(10.31)	6.65
Total from investment operations	(2.44)	1.77	0.01	(9.75)	7.20
Less distributions from:
Net investment income	(0.89)	(0.50)	(0.91)	(0.56)	(0.55)
Realized gain on investments	—	—	—	(0.24)	—
Return of Capital	(0.03)	—	—	—	—
Total distributions	(0.92)	(0.50)	(0.91)	(0.80)	(0.55)
Net asset value, end of year	$22.40	$25.76	$24.49	$25.39	$35.94
Total investment return(2)	(9.90)%	7.30%	1.06%	(27.48)%	24.70%
Ratios and Supplemental data:
Net assets, end of year (000's)	$31,361	$46,375	$64,887	$77,428	$129,368
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.23%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.23%	0.30%
Net investment income before expenses waived and/or assumed	2.21%	1.77%	2.41%	1.74%	1.60%
Net investment income after expenses waived and/or assumed	2.21%	1.77%	2.41%	1.74%	1.66%
Portfolio turnover rate(3)	10.53%	7.01%	17.19%	7.49%	21.98%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$20.47	$21.16	$22.31	$32.81	$26.85
Investment operations:
Net investment income(1)	0.67	0.66	0.69	0.92	0.75
Net realized and unrealized gain (loss) on investments	(2.76)	(0.68)	(1.07)	(9.84)	5.96
Total from investment operations	(2.09)	(0.02)	(0.38)	(8.92)	6.71
Less distributions from:
Net investment income	(0.67)	(0.67)	(0.71)	(0.90)	(0.75)
Realized gain on investments	—	—	(0.06)	(0.68)	—
Total distributions	(0.67)	(0.67)	(0.77)	(1.58)	(0.75)
Net asset value, end of year	$17.71	$20.47	$21.16	$22.31	$32.81
Total investment return(2)	(10.68)%	0.06%	(0.98)%	(28.24)%	25.18%
Ratios and Supplemental data:
Net assets, end of year (000's)	$54,907	$74,728	$75,124	$98,177	$190,323
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.21%	0.35%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.21%	0.30%
Net investment income before expenses waived and/or assumed	3.09%	3.25%	3.99%	3.14%	2.35%
Net investment income after expenses waived and/ or assumed	3.09%	3.25%	3.99%	3.14%	2.41%
Portfolio turnover rate(3)	5.69%	14.19%	12.60%	13.09%	22.94%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$45.09	$41.07	$37.94	$52.84	$32.31
Investment operations:
Net investment income(1)	1.08	0.79	0.83	1.04	0.81
Net realized and unrealized gain (loss) on investments	(8.94)	4.03	3.15	(14.98)	20.53
Total from investment operations	(7.86)	4.82	3.98	(13.94)	21.34
Less distributions from:
Net investment income	(1.15)	(0.80)	(0.85)	(0.96)	(0.81)
Total distributions	(1.15)	(0.80)	(0.85)	(0.96)	(0.81)
Net asset value, end of year	$36.08	$45.09	$41.07	$37.94	$52.84
Total investment return(2)	(17.82)%	11.87%	11.02%	(26.73)%	66.50%
Ratios and Supplemental data:
Net assets, end of year (000's)	$409,468	$669,623	$669,478	$553,969	$750,354
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.16%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.16%	0.30%
Net investment income before expenses waived and/ or assumed	2.35%	1.86%	2.65%	2.03%	1.89%
Net investment income after expenses waived and/or assumed	2.35%	1.86%	2.65%	2.03%	1.95%
Portfolio turnover rate(3)	7.85%	16.38%	13.27%	10.67%	14.38%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS EUROPE SELECT ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$20.25	$21.14	$22.10	$34.07	$27.17
Investment operations:
Net investment income(1)	0.68	0.72	0.77	0.99	0.85
Net realized and unrealized gain (loss) on investments	(2.90)	(0.88)	(0.94)	(10.50)	6.87
Total from investment operations	(2.22)	(0.16)	(0.17)	(9.51)	7.72
Less distributions from:
Net investment income	(0.69)	(0.67)	(0.76)	(0.98)	(0.82)
Realized gain on investments	—	—	—	(1.48)	—
Return of capital.	—	(0.06)	(0.03)	—	—
Total distributions	(0.69)	(0.73)	(0.79)	(2.46)	(0.82)
Net asset value, end of year	$17.34	$20.25	$21.14	$22.10	$34.07
Total investment return(2)	(11.43)%	(0.60)%	(0.03)%	(29.72)%	28.66%
Ratios and Supplemental data:
Net assets, end of year (000's)	$16,471	$22,279	$20,083	$26,516	$57,923
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.40%	0.41%	0.54%	0.34%	0.36%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/ or assumed	3.13%	3.49%	4.27%	3.27%	2.67%
Net investment income after expenses waived and/or assumed	3.23%	3.60%	4.51%	3.31%	2.73%
Portfolio turnover rate(3)	4.09%	17.25%	10.93%	15.85%	18.92%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe Select ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2011

1.  Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe Select ADR Index Fund ("Europe"), formerly known as BLDRS Europe 100 ADR Index Fund, (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR Index, The BNY Mellon Developed Markets 100 ADR Index, The BNY Mellon Emerging Markets 50 ADR Index and The BNY Mellon Europe Select ADR Index, respectively.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon (formerly The Bank of New York) is the Trustee. Effective March 21, 2007, sponsorship of the Trust was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent company of the former sponsor, Nasdaq Global Funds, Inc.

2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) any combination thereof.

The authoritive guidance for fair value measurements and disclosures defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

The Trusts' policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Trusts' fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the reporting period. For the year ended September 30, 2011, there were no significant transfers between Levels 1, 2, and 3 assets and liabilities.

New Accounting Pronouncements Not Yet Effective

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued new guidance to improve and align fair value measurement and disclosure requirements. The guidance was issued as International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement, and Accounting Standards Updated ("ASU") No, 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. IFRS 13 and ASU 2011-04 include common requirements for measurement of, and disclosure about, fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has concluded that ASU 2011-04 will not impact the financial statements.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each of the Fund's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2011, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such tax authorities for up to three years after the filing of their return for the tax period.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

3.  Federal Income Tax

At September 30, 2011, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions in all of the Funds, non-deductible expenses in the Developed Markets and Emerging Markets Funds and a tax return of capital in the Asia Fund. These reclassifications had no effect on net assets of the Funds.

	Net increase (decrease) to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Loss on Investment	Net increase (decrease) to Paid in Capital
Asia	$47,837	$(325,709)	$277,872
Developed Markets	261	(153,990)	153,729
Emerging Markets	29,990	(15,565,589)	15,535,599
Europe	—	(431,360)	431,360

Distributions during the fiscal year ended September 30, 2011, 2010 and 2009 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,			Long-Term Capital Gains Year Ended September 30,
	2011	2010	2009	2011	2010	2009
Asia	$1,343,389	$979,828	$2,425,391	$—	$—	$—
Developed Markets	2,286,190	2,384,034	2,921,444	—	—	2,850
Emerging Markets	14,242,362	12,327,072	12,313,453	—	—	—
Europe	677,272	661,163	729,537	—	—	—

	Tax Return of Capital Year Ended September 30,
	2011	2010	2009
Asia	$47,837	$—	$—
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	—	58,729	38,773

At September 30, 2011, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*	Total Accumulated Deficit
Asia	$0	$(13,951,790)	$(8,782,103)	$(22,733,893)
Developed Markets	315,642	(33,840,553)	(12,190,245)	(45,715,156)
Emerging Markets	4,926,655	(139,707,041)	(57,661,603)	(192,441,989)
Europe	22,105	(9,117,359)	(3,733,517)	(12,828,771)

*  As of September 30, 2011, the Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the "Code") and thus will reduce the amount of distribution to shareholders which would

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	2017	2018	2019	Total Capital Loss Carryforwards
Asia	$3,330,400	$4,149,037	$298,791	$7,778,228
Developed Markets	681,358	8,058,923	2,608,098	11,348,379
Emerging Markets	31,056,295	10,088,950	1,412,302	42,557,547
Europe	325,340	2,226,447	1,078,809	3,630,596

Amounts include post-October capital losses. Net capital losses incurred after October 31, 2010 and within the taxable year, are deemed to arise on the first day of the Funds' next taxable year. The net capital losses include post-October capital losses of $1,003,875 for Asia, $841,866 for Developed Markets, $15,104,056 for Emerging Markets and $102,921 for Europe.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

4.  Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and for fees to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of its average net assets subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets		Fee as a Percentage of Net Assets
$0–$499,999,999	*	10/100 of 1% per annum
$500,000,000–$2,499,999,999	*	8/100 of 1% per annum
$2,500,000,000 and above*		6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

Marketing expenses for the year ended September 30, 2011, 2010 and 2009, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2011, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor thereafter reimbursed the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2011, 2010 and 2009, the Licensor waived and the Sponsor reimbursed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2011	2010	2009	2011	2010	2009
Asia	$—	$—	$—	$—	$—	$—
Developed Markets	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	12,800	12,188	10,197	7,649	10,764	30,977

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5.  Related Party Transactions

During the fiscal year ended September 30, 2011, 2010 and 2009, the Funds paid $191,877, $360,133, and $341,175, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6.  Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2011	2010	2009
	Shares	Shares	Shares
Asia shares sold	—	150,000	450,000
Asia shares redeemed	(400,000)	(1,000,000)	(850,000)
Net increase (decrease)	(400,000)	(850,000)	(400,000)
Developed Markets shares sold	50,000	650,000	550,000
Developed Markets share redeemed	(600,000)	(550,000)	(1,400,000)
Net increase (decrease)	(550,000)	100,000	(850,000)

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

	For the Year ended September 30,
	2011	2010	2009
	Shares	Shares	Shares
Emerging Markets shares sold	300,000	5,000,000	7,150,000
Emerging Markets shares redeemed	(3,800,000)	(6,450,000)	(5,450,000)
Net increase (decrease)	(3,500,000)	(1,450,000)	1,700,000
Europe shares sold	150,000	200,000	100,000
Europe shares redeemed	(300,000)	(50,000)	(350,000)
Net increase (decrease)	(150,000)	150,000	(250,000)

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe Select ADR Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2011, 2010 and 2009, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2011	2010	2009
Asia	$3,000	$8,000	$8,000
Developed Markets	8,000	13,000	21,000
Emerging Markets	16,500	48,000	46,500
Europe	5,000	3,000	5,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2011, 2010 or 2009.

7.  Investment Transactions

For the year ended September 30, 2011, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$4,713,076	$5,195,064
Developed Markets	4,242,599	4,230,191
Emerging Markets	46,896,182	47,715,247
Europe	875,514	887,765

Financial Statements and the related Report of Independent Registered Public Accounting Firm

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

At September 30, 2011, the Funds' cost of investments for federal income tax purposes and unrealized appreciation/(depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation)	Net Unrealized Depreciation
Asia	$45,618,905	$1,893,603	$(15,845,393)	$(13,951,790)
Developed Markets	88,650,348	1,288,153	(35,128,706)	(33,840,553)
Emerging Markets	548,745,182	20,938,473	(160,645,514)	(139,707,041)
Europe	25,586,573	365,231	(9,482,590)	(9,117,359)

8.  Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.  Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe Select ADR Index Fund

I.  Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2010 through September 30, 2011.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

BLDRS Asia 50 ADR Index Fund
October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	52	96.30%	198	99.50%
>0.50% to 1.00%	2	3.70%	1	0.50%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	54	100.00%	199	100.00%

BLDRS Developed Markets 100 ADR Index Fund
October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	67	100.00%	184	98.92%
>0.50% to 1.00%	0	0.00%	2	1.08%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	67	100.00%	186	100.00%

Supplemental Information (Unaudited) (continued)

BLDRS Emerging Markets 50 ADR Index Fund
October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	60	98.36%	192	100.00%
>0.50% to 1.00%	1	1.64%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	61	100.00%	192	100.00%

BLDRS Europe Select ADR Index Fund
October 1, 2010 through September 30, 2011

	Closing Market Price on NASDAQ Above Fund NAV		Closing Market Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	87	98.86%	165	100.00%
>0.50% to 1.00%	1	1.14%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	88	100.00%	165	100.00%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II.  Cumulative and Average Annual Returns for Each BLDRS Fund

Average Annual Total Returns
(For The Period Ending September 30, 2011)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	(9.90)%	(9.89)%	(10.63)%	(2.45)%	(2.51)%	(3.27)%	6.41%	6.33%	6.04%
BLDRS Developed	(10.68)%	(10.08)%	(10.93)%	(4.49)%	(4.38)%	(4.63)%	5.24%	5.34%	5.35%
BLDRS Emerging	(17.82)%	(17.77)%	(17.77)%	4.48%	4.44%	4.54%	16.03%	15.74%	16.04%
BLDRS Europe	(11.43)%	(11.03)%	(11.44)%	(4.47)%	(4.38)%	(4.34)%	5.52%	5.52%	5.81%

Supplemental Information (Unaudited) (continued)

Cumulative Total Returns
(For The Period Ending September 30, 2011)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	(9.90)%	(9.89)%	(10.63)%	(11.67)%	(11.95)%	(15.35)%	73.64%	72.46%	68.38%
BLDRS Developed	(10.68)%	(10.08)%	(10.93)%	(20.51)%	(20.07)%	(21.12)%	57.41%	58.76%	58.88%
BLDRS Emerging	(17.82)%	(17.77)%	(17.77)%	24.50%	24.31%	24.86%	274.52%	266.25%	275.27%
BLDRS Europe	(11.43)%	(11.03)%	(11.44)%	(20.43)%	(20.08)%	(19.90)%	61.09%	61.11%	65.22%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

CREATION AND REDEMPTION OF SHARES

Each Fund, a unit investment trust created under the laws of the State of New York pursuant to the Trust Agreement and Indenture, creates and redeems Shares only in Creation Unit size aggregations of 50,000 Shares or in multiples thereof (e.g., 100,000; 150,000; 200,000 Shares) on a continuous basis without a sales load, at the Fund's NAV next determined after receipt, on any Business Day, of an order in proper form. Shares may be created or redeemed in one of two ways: (1) through the "Clearing Process," which means the process of creating or redeeming Shares through the continuous net settlement system of NSCC by a participant in the CNS system of NSCC (a "Participating Party"); or (2) outside of the Clearing Process which means through DTC, by a "DTC Participant", which party, in each case, must have executed an agreement with the relevant Fund, the Distributor and the Trustee with respect to the procedure for creations and redemptions of Creation Units ("Participant Agreement"). The Participating Party authorizes the Distributor to transmit trade instructions through the Trustee to NSCC. Participating Parties and DTC Participants are collectively referred to as "Authorized Participants."

Investors may contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. As of September 30, 2011, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows:

BLDRS Asia 50 ADR Index Fund — $1,120,034.45.

BLDRS Developed Markets 100 ADR Index Fund — $855,596.09.

BLDRS Emerging Markets 50 ADR Index Fund — $1,803,824.08.

BLDRS Europe Select ADR Index Fund — $866,892.88.

Creation or Redemption of Shares Through the Clearing Process

a.  Creation

Shares may be purchased from a Fund only in Creation Unit size aggregations by tendering to the Trustee an in-kind deposit of a designated portfolio of equity securities ("Deposit Securities") per each Creation Unit, which constitutes a substantial replication of the stocks included in the relevant benchmark BNY Mellon ADR Index, a "Cash Component" plus the creation Transaction Fee. The Cash Component is an amount equal to the dividends on all Fund Securities with ex-dividend dates within the accumulation period for a dividend distribution ("Accumulation Period"), net of expenses and liabilities for such period, as if all the Fund Securities had been held by the Fund for the entire Accumulation Period, as proscribed by the Trustee, together with the Balancing Amount (as defined in "Determination of the Portfolio Deposit," below). Together the Deposit Securities and the Cash Component constitute the "Portfolio Deposit."

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party must substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

Creation Units may also be purchased in advance of receipt by the Trustee of all or a portion of the Portfolio Deposit, subject to the following procedures. In these circumstances, a Participating Party intending to utilize this procedure will be required to post collateral with the Trustee outside of the NSCC consisting of: (i) cash at least equal to 115% of the closing value, on the day the order to purchase Creation Units is deemed received, of the portion of the Deposit Securities not expected to be available in the account of the Participating Party for delivery to the BLDRS Index Fund on the third Business Day following placement of such order, and (ii) such additional deposits as will reflect daily marked to the market increases (but no decreases) in such value as determined by the Trustee. This cash collateral will be required to be posted with the Trustee by 11:00 a.m. (New York time) on the morning of the Business Day following the day such order is deemed received by the Distributor, or else the order to purchase Creation Units will be cancelled. The Trustee will hold such collateral in an account separate and apart from the BLDRS Index Fund. To the extent that missing Deposit Securities are not received by a certain time or in the event a mark to market payment is not made within a certain time following notification by the Distributor that such a payment is required, the Trustee may use the cash on deposit to purchase the securities that were to be deposited. An investor will be liable to the Trustee for the costs incurred in connection with any such purchases. These costs include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such securities on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs. The Trustee will return any unused portion of the cash once all of the missing securities have been properly received by the Trustee or purchased by the Trustee and deposited into a Fund. The delivery of Creation Units will occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

b.  Redemption

Enough Shares must be accumulated in the secondary market to constitute a Creation Unit in order to have Shares redeemed by a Fund. A FUND WILL NOT REDEEM SHARES IN AN AMOUNT LESS THAN A CREATION UNIT. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit generally will be made by each Fund through delivery of designated Fund Securities ("Redemption Securities") — as announced by the Trustee on the Business Day the request for redemption is received in proper form — plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities ("Cash Redemption Amount"), less a redemption Transaction Fee. The Redemption Securities and the Cash Redemption Amount constitute a "Redemption Payment." It is expected that the identity and number of Fund Securities delivered to a redeeming Shareholder will be similar to the identity and number of the Deposit Securities. In the event that the Fund Securities have a value greater than the NAV of the Shares tendered for redemption, a compensating cash payment equal to the difference must be made by or through an Authorized Participant by or on behalf of the redeeming shareholder.

If the Trustee determines that a Fund Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Fund Securities, based on its market value as of the Valuation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Amount in lieu thereof.

If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Fund Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Fund Securities as of the Valuation Time on the date of the redemption as a part of the Cash Redemption Amount in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Fund Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund's correspondence to the composition and weighting of its relevant BNY Mellon ADR Index.

Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Deposit Securities and the Cash Redemption Amount will be transferred to the redeeming party by the third (3rd) Business Day following the date on which such request for redemption is received in proper form by the Trustee.

Creation and Redemption of Shares Outside the Clearing Process.

a.  Creation

Shares may be purchased outside the Clearing Process by using a DTC Participant who has executed a Participant Agreement and requests such creation of Creation Units to be affected through a transfer of the Deposit

Securities within the Portfolio Deposit directly through DTC. The Cash Component must be transferred directly to the Trustee through the Federal Reserve wire system. The delivery of Creation Units of Shares so created must occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party may substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

b.  Redemption

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. Such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be affected through a transfer of Shares directly through DTC.

After the receipt of an order for redemption outside the Clearing Process, the Trustee will initiate procedures to transfer the requisite Redemption Payment to be delivered to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third (3rd) Business Day following the date on which such request for redemption is received by the Trustee.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Funds Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund's correspondence to the composition and weighting of its relevant BNY Mellon ADR Index.

Redemptions will be Subject to Applicable Laws.

Redemptions of Shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemption or could not do so without first registering the Redemption Securities under such laws. If an investor is subject to a legal restriction with respect to a particular security, the investor may (at the option of the Trustee) be paid an equivalent amount of cash in lieu of such security. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payments, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the Shares' NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Creation and Redemption Transaction Fee.

To compensate the Trustee for transfer and other transaction costs involved in creation and redemption transactions made through the Clearing Process, investors will be required to pay a "Transaction Fee", payable to the Trustee, of $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for BLDRS Asia 50 ADR Index Fund and BLDRS Emerging Markets 50 ADR Index Fund and to the nearest $1,000 for BLDRS Developed Markets 100 ADR Index Fund and BLDRS Europe Select ADR Index Fund per Participating Party per day, regardless of the number of Creation Units purchased or redeemed on such day by such Participating Party. The amount of the Transaction Fee in effect at any given time will be made available upon request to the Trustee. For the year ended September 30, 2011, the Transaction Fee earned by the Trustee for each Fund was: $3,000 for BLDRS Asia 50 ADR Index Fund, $8,000 for BLDRS Developed Markets 100 ADR Index Fund, $16,500 for BLDRS Emerging Markets 50 ADR Index Fund and $5,000 for

BLDRS Europe Select ADR Index Fund. An additional charge of up to three (3) times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit, may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations (to offset the Trustee's brokerage and other transaction costs associated with using cash to purchase the requisite Portfolio Deposit). Investors are responsible for the costs of transferring the securities constituting the Portfolio Deposit to the account of a Fund.

Rejecting an Order. The Trustee reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Portfolio Deposit delivered is not as disseminated through the facilities of NSCC for that date by the Trustee, as described above; (d) acceptance of the Portfolio Deposit would have certain adverse tax consequences to the relevant Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trustee, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) in the event that circumstances outside the control of the Distributor and the Trustee make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trustee, the Distributor, DTC, NSCC or any other party in the creation process, and similar extraordinary events. The Distributor will notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trustee and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor will either of them incur any liability for the failure to give any such notification. In addition, redemption orders must be received in the proper form as described in the Participant Agreement.

All questions as to the number of shares of each security in the Portfolio Deposit and Redemption Payment, and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trustee, and the Trustee's determination will be final and binding.

THE PORTFOLIOS

Relationship to the Relevant BNY Mellon ADR Index. Because the objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of the relevant benchmark BNY Mellon ADR Index, a Fund's portfolio of securities is intended to correspond generally to its relevant benchmark BNY Mellon ADR Index and will consist of as many of the Depositary Receipts comprising the relevant benchmark BNY Mellon ADR Index as is practicable. Cash or cash items (other than dividends held for distribution) normally will not be a substantial part of a Fund's net assets. Although a Fund may at any time not own certain of the Index Securities, a Fund will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the relevant benchmark BNY Mellon ADR Index and that derived from ownership of the Shares of the relevant Fund.

Each of the relevant benchmark BNY Mellon ADR Indexes is a capitalization-weighted index of Depositary Receipts calculated under the auspices of the Licensor. At any moment in time, the value of a BNY Mellon ADR Index equals the aggregate free-float adjusted market capitalization of each relevant component Index Security, evaluated at their respective last sale prices on Nasdaq, the NYSE or NYSE Amex Equities (formerly the American Stock Exchange), ("NYSE Amex") divided by a scaling factor ("divisor") which yields a resulting index value in the reported magnitude.

Change to a BNY Mellon ADR Index. Periodically, the Licensor may determine that total share quantities have changed in one or more Index Securities due to secondary offerings, repurchases, conversions or other corporate actions. The Licensor may periodically replace one or more Index Securities in the relevant benchmark BNY Mellon ADR Index due to corporate actions, bankruptcies or other market conditions, or if the issuers of such Index Securities fail to meet the criteria for inclusion in the relevant benchmark BNY Mellon ADR Index.

Ordinarily, whenever there is a change in share quantities or a change in the Index Securities included in the relevant benchmark BNY Mellon ADR Index, the Licensor adjusts the divisor to assure that there is no discontinuity in the value of the relevant benchmark BNY Mellon ADR Index. Changes to the relevant benchmark BNY Mellon ADR Index will cause the Trustee to make corresponding portfolio adjustments as described below.

Adjustments to Portfolios. As set forth in the Trust Agreement and Indenture ("Trust Agreement and Indenture"), the Trustee will adjust the composition of a Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of each Fund's relevant benchmark BNY Mellon ADR Index. The Trustee aggregates certain of these adjustments and makes conforming changes to a Fund's portfolio at least quarterly; however, modifications are made more frequently in the case of significant changes to the relevant benchmark BNY Mellon ADR Index. Specifically, the Trustee is required to adjust the composition of a Fund's portfolio any time there is a change in the identity of any Index Security (i.e., a substitution of one security in replacement of another), which adjustment is to be made within three (3) Business Days before or after the day on which the change in the identity of such Index Security is scheduled to take effect at the close of the market. Although the investment objective of each Fund is to provide investment results which correspond generally, before fees and expenses, to the performance of the relevant benchmark BNY Mellon ADR Index, it is not always efficient to replicate identically the share composition of the relevant benchmark BNY Mellon ADR Index if the transaction costs incurred by a Fund in so adjusting the Fund's portfolio would exceed the expected misweighting that would ensue by failing to replicate identically minor and insignificant share changes to the relevant benchmark BNY Mellon ADR Index. Accordingly, minor misweightings are generally permitted subject to the guidelines described in the following paragraph.

The Trustee is required to adjust the composition of a Fund's portfolio of securities at any time that the weighting of any security held in a Fund's portfolio varies in excess of one hundred and fifty percent (150%) of a specified percentage, which percentage varies from 25/100 of 1% to 2/100 of 1%, depending on the NAV of the relevant Fund (in each case, the "Misweighting Amount"), from the weighting of such security held in the Fund's portfolio in the benchmark BNY Mellon ADR Index (a "Misweighting"). The Trustee will examine each security held in a Fund's portfolio on each Business Day, comparing the weighting of each such security in the portfolio to the weighting of the corresponding Index Security in the relevant benchmark BNY Mellon ADR Index, based on prices at the close of the market on the preceding Business Day (a "Weighting Analysis"). In the event that there is a Misweighting in any security in excess of one hundred and fifty percent (150%) of the applicable Misweighting Amount, the Trustee will calculate an adjustment to the Fund's portfolio in order to bring the Misweighting of such security within the Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. Also, on a monthly basis, the Trustee will perform a Weighting Analysis for each security held in a Fund's portfolio, and in any case where there exists a Misweighting exceeding one hundred percent (100%) of the applicable Misweighting Amount, the Trustee will calculate an adjustment to the Fund's portfolio in order to bring the Misweighting of such security within the applicable Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. In the case of any adjustment to a Fund's portfolio due to a Misweighting, the purchase or sale of securities necessitated by such adjustment will be made within three (3) Business Days of the day on which the Misweighting is determined. In addition to the foregoing adjustments, the Trustee reserves the right to make additional adjustments periodically with respect to a security held in a Fund's portfolio that may be misweighted by an amount within the applicable Misweighting Amount in order to reduce the overall Misweighting of a Fund's portfolio.

The foregoing guidelines with respect to Misweightings will also apply to any Index Security that: (1) is likely to be unavailable for delivery or available in insufficient quantity for delivery; (2) cannot be delivered to the Trustee due to restrictions prohibiting a creator from engaging in a transaction involving such Index Security; or (3) is not eligible to be processed through the Clearing Process. (From time to time, an Index Security may not be eligible for transfer through the Clearing Process because such security is not eligible for transfer through the systems of DTC.) Upon receipt of an order for a Creation Unit that involves such an Index Security, the Trustee will determine whether the substitution of cash will cause a Misweighting in a Fund's portfolio with respect to such Index Security. If a Misweighting results, the Trustee will purchase the required number of shares of such Index Security on the opening of the market on the following Business Day.

Pursuant to these guidelines, the Trustee will calculate the required adjustments and will purchase and sell the appropriate securities. As a result of the purchase and sale of securities in accordance with these requirements, or the completion of a creation order, the Trustee may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of securities or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains) as a result of such transactions, which amount will not exceed for more than five (5) consecutive Business Days 5/10th of 1% of the aggregate value of the securities. In the event that the Trustee has made all required adjustments and is left with cash in excess of 5/10th of 1% of the aggregate value of the securities held in a Fund's portfolio, the Trustee will use such cash to purchase additional Index Securities that are under-weighted in a Fund's portfolio as compared to their relative weightings in the relevant benchmark BNY Mellon ADR Index.

All adjustments to a Fund's portfolio pursuant to these procedures will be non-discretionary. Portfolio adjustments will be made unless such adjustments would cause a Fund to lose its status as a "regulated investment company" under Subchapter M of the Code. Additionally, the Trustee is required to adjust the composition of a Fund's portfolio at any time if it is necessary to insure the continued qualification of a Fund as a regulated investment company.

If the method of determining the relevant benchmark BNY Mellon ADR Index is changed by the Licensor, the Trustee and the Sponsor will have the right to amend the Trust Agreement and Indenture, without the consent of DTC or the Beneficial Owners, to conform the adjustments to such changes so that a Fund's objective of tracking the relevant benchmark BNY Mellon ADR Index is maintained.

The Trustee will rely on data provided by the Licensor and other financial industry sources for information as to the composition and weightings of the Index Securities. If the Trustee cannot obtain or process such information or NSCC is unable to receive such information from the Trustee on any Business Day, then the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit will be used for the purposes of all adjustments and determinations, and determination of the securities portion of the Portfolio Deposit until the earlier of: (a) such time as current information with respect to the Index Securities is available; or (b) three (3) consecutive Business Days have elapsed. If such current information is not available and three (3) consecutive Business Days have elapsed, the composition and weightings of the securities held in a Fund's portfolio (as opposed to the Index Securities) will be used for the purposes of all adjustments and determinations and determination of the securities portion of the Portfolio Deposit until current information with respect to the Index Securities is available.

In the event a Fund is terminated, the Trustee will use the composition and weightings of the Index Securities as of the date the Trustee received notice of termination for all redemptions or other required uses of the relevant index.

Mergers Involving Fund Securities. Each Fund, as a shareholder of securities of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee may not accept any such offers until the Licensor has determined that the securities of the issuer will be removed from the relevant benchmark BNY Mellon ADR Index. Securities of an issuer are often removed from the relevant benchmark BNY Mellon ADR Index only after the consummation of a merger or acquisition of such an issuer. In selling the securities of such issuer the Trustee may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions will be reinvested in Index Securities. Any securities received as a part of the consideration that are not Index Securities will be sold as soon as practicable and the cash proceeds of such sale will be invested in Index Securities.

Securities Transactions. Purchases and sales of securities held in a Fund's portfolio resulting from the adjustments may be made in the share amounts dictated by the foregoing specifications, whether round lot or odd lot and will include brokerage commissions and other transaction charges. Certain Index Securities, however, may at times not be available in the required quantities requested. For this and other reasons, precise duplication of the proportionate relationship between a Fund's portfolio and its Index Securities may not ever be possible but nevertheless will continue to be the objective in connection with all acquisitions and dispositions of Index Securities.

DETERMINATION OF NET ASSET VALUE

The NAV per Share for each Fund is computed by dividing the value of net assets (i.e., the value of the Fund's total assets less total liabilities) by the Fund's total number of Shares outstanding. The NAV of each Fund is calculated by the Trustee and determined each Business Day at the close of regular trading of the Nasdaq (ordinarily 4:00 p.m. New York time). The income and expenses of the relevant Fund are accrued daily and reflected in the NAV per Share of each Fund.

In computing a Fund's NAV per Share, the Fund's Securities are generally valued based on their closing sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Fund Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trustee in accordance with procedures set forth in the Trust Agreement and Indenture.

DETERMINATION OF THE PORTFOLIO DEPOSIT

On each Business Day, the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted in accordance with the following procedure. At the close of the market on each day in which the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted ("Adjustment Day"), the Trustee calculates the NAV of each Fund. The NAV is divided by the number of outstanding Shares, multiplied by 50,000 Shares in one Creation Unit aggregation, resulting in an NAV per Creation Unit ("NAV Amount"). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the relevant benchmark BNY Mellon ADR Index in a Portfolio Deposit for the following Business Day ("Request Day"), such that: (1) the market value at the close of the market on Adjustment Day of the securities to be included in the Portfolio Deposit on Request Day, together with the amount intended to enable a Fund to make a distribution of dividends on the next dividend payment date as if all the securities in a Fund's portfolio had been held for the entire dividend period ("Dividend Equivalent Payment") as calculated by the Trustee, effective for requests to create or redeem on Adjustment Day, equals the NAV Amount; and (2) the identity and weighting of each of the securities in a Portfolio Deposit mirrors proportionately the identity and weightings of the securities in the relevant benchmark BNY Mellon ADR Index, each as in effect on Request Day. For each security, the number resulting from such calculation is rounded to the nearest whole share, with a fraction of 0.50 being rounded up. The identities and number of shares of the securities so calculated constitute the securities portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as the Index Securities to be delivered by the Trustee in the event of a request for redemption of Creation Units on Request Day and thereafter until the following Adjustment Day (see "Creation and Redemption of Shares"). In addition to the foregoing adjustments, in the event that there will occur a stock split, stock dividend or reverse split with respect to any Index Security that does not result in an adjustment to the relevant benchmark BNY Mellon ADR Index divisor, the Portfolio Deposit will be adjusted to take account of such stock split, stock dividend or reverse split by applying the stock split, stock dividend or reverse stock split multiple (e.g., in the event of a two-for-one stock split of an Index Security, by doubling the number of shares of such Index Security in the prescribed Portfolio Deposit), in each case rounded to the nearest whole share.

On each Request Day the Trustee calculates the market value of the securities portion of the Portfolio Deposit as in effect on a Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on a Request Day (such market value and Dividend Equivalent Payment are collectively referred to as the "Portfolio Deposit Amount"). The Trustee then calculates the NAV Amount, based on the close of the market on Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the "Balancing Amount." The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (1) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (2) any variances from the proper composition of the Portfolio Deposit.

Notwithstanding the foregoing, on any Adjustment Day on which (a) no change in the identity and/or share weighting of any Index Security is scheduled to take effect that would cause the relevant benchmark BNY Mellon ADR Index divisor to be adjusted after the close of the market on such Business Day,* and (b) no stock split, stock dividend or reverse stock split with respect to any Index Security has been declared to take effect on the corresponding Request Day, the Trustee reserves the right to forego making any adjustment to the Securities portion of the Portfolio Deposit and to use the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit for the Request Day following such Adjustment Day. In addition, the Trustee further reserves the right to calculate the adjustment to the number of shares and/or identity of the Index Securities in a Portfolio Deposit as described above except that such calculation would be employed two (2) Business Days rather than one (1) Business Day prior to the Request Day.

The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (i.e., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to the creation of Shares, the Balancing Amount will increase the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by a creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be added to the cash transferred to a redeemer by the Trustee. If the Balancing Amount is a negative number (i.e., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to the creation of Shares such amount will decrease the Cash Component of the then effective Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference will be paid by the Trustee to the creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference will be paid by the redeemer to the Trustee.

DISTRIBUTIONS TO BENEFICIAL OWNERS

Quarterly cash distributions, net of fees and expenses, representing dividends accumulated on the securities held by the relevant Fund through the quarterly dividend period, accrued daily for such period, will be distributed to Beneficial Owners on the records of DTC and the DTC Participants on the second Business Day following the third Friday in each of March, June, September and December, unless such day is not a Business Day, in which case the ex-dividend date is the immediately preceding Business Day. The Trustee may deduct the amount of any tax or other governmental charge from a distribution before making payment.

The Trustee intends to declare special dividends and make additional distributions to the minimum extent necessary to maintain each Funds' status as a regulated investment company: (i) to distribute the entire annual investment company taxable income of the relevant Fund, plus any net capital gains; and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. The additional distributions, if needed, would consist of (a) an increase in the distribution scheduled for January to include any amount by which a Fund's investment company taxable income and net capital gains as estimated for a year exceeds the amount of a Fund's taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the relevant Fund have been computed of the amount, if any, by which such actual

* The Licensor announces changes in the identity and/or the weighting of the securities in the relevant benchmark BNY Mellon ADR Index to the relevant Fund in advance of the actual change. The announcements are made after the close of trading on such day. In the event that the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, the Portfolio Deposit so constituted will dictate the Index Securities to be delivered in connection with the creation of Shares in Creation Unit size aggregations and upon the redemption of Shares in Creation Unit size aggregations for all purposes hereunder until such time as the securities portion of the Portfolio Deposit is subsequently adjusted. Brokerage commissions incurred by the Trustee in connection with the acquisition of any such Index Securities will be at the expense of a Fund and will affect the value of all Shares.

income exceeds the distributions already made. The magnitude of the additional distributions, if any, will depend upon a number of factors, including the level of redemption activity experienced by the relevant Fund. Because substantially all proceeds from the sale of securities in connection with adjustments to the relevant Fund's Portfolio will have been used to purchase additional shares of Index Securities, the relevant Fund may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee will have to sell shares of the Fund securities sufficient to produce the cash required to make such additional distributions.

The Trustee may vary the frequency with which periodic distributions are made (e.g., from quarterly to semi-annually) if it is determined by the Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to a Fund. In addition, the Trustee may change the regular ex-dividend date for Shares to another date within the month or quarter if it is determined by the Sponsor and the Trustee, in their discretion, that this would be advantageous to a Fund. Notice of any change will be provided.

EXPENSES OF A FUND

After reflecting waivers and reductions, ordinary operating expenses of each Fund are currently being accrued at an annual rate of 0.30% per year of each Fund's daily average net assets; future accruals will depend primarily on the level of each Fund's net assets and the level of Fund expenses. There is no guarantee that each Fund's ordinary operating expenses will not exceed 0.30% per year and under the Trust Agreement and Indenture such rate may be changed without notice. Therefore, it is possible that, on any day and during any period over the life of each Fund, total fees and expenses of each Fund may exceed 0.30% per year.

The Sponsor has undertaken that, until determined otherwise, the ordinary operating expenses of each Fund as calculated by the Trustee will not exceed an amount which is 0.30% per year of the daily NAV of such Fund. To the extent during such period the ordinary operating expenses of a Fund exceed the 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. Ordinary operating expenses of a Fund will not include taxes, brokerage commissions and such extraordinary non-recurring expenses as may arise, including the cost of any litigation to which a Fund or Trustee may be a party. The Licensor and the Sponsor may be repaid by a Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during such period expenses fall below the 0.30% per year level on any given day.

The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse a Fund so that total expenses of a Fund are reduced, although neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.

Under the Trust Agreement and Indenture, the following charges are or may be accrued and paid by a Fund: (a) the Trustee's fee; (b) fees payable to transfer agents for the provision of transfer agency services; (c) fees of the Trustee for extraordinary services; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to Shares; (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect a Fund and the rights and interests of Beneficial Owners of Shares; (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of a Fund without gross negligence, bad faith, willful misconduct or willful malfeasance on its part or reckless disregard of its obligations and duties; (h) expenses incurred in contacting Beneficial Owners of Shares during the life of a Fund and upon termination of a Fund; (i) brokerage commissions and other transactional charges incurred by the Trustee when acquiring or selling Index Securities; and (j) other out-of-pocket expenses of a Fund.

Since inception, the Trustee has used the services of ConvergEx Execution Solutions LLC ("ConvergEx"), an affiliated broker-dealer, for the execution of all brokerage transactions for the Trust, including adjustments to the Portfolio in connection with the addition or removal of Index Securities from the Index. ConvergEx receives a fixed commission per Index Security share on all such brokerage transactions and, in return for such commission, seeks to execute purchases and sales of Index Security shares at the closing price or at a price more beneficial to the Trust. Any price improvement relative to the closing price of the Index Security that is obtained by ConvergEx is for the benefit of that Trust, and not the Trustee or ConvergEx.

The Trust Agreement requires the Trustee to direct its securities transactions only to brokers or dealers, which may include affiliates of the Trustee, from which the Trustee expects to obtain the most favorable prices for execution of orders. The Trustee has reviewed the execution services ConvergEx provides to the Trust and has determined that they are consistent with the requirements of the Trust Agreement.

Aggregate annual brokerage commissions paid to ConvergEx by the Trust are included in Note 5, Related Party Transactions, in the notes to the Trust's financial statements.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Sponsor reserves the right to charge each Fund a special sponsor fee from time to time in reimbursement for certain services it may provide to each Fund which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services.

In addition to the specific expenses discussed above, the following expenses are or may be charged to a Fund: (a) reimbursement to the Sponsor of amounts paid by it to the Licensor in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Shares; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Shares of each Fund (including, but not limited to, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses such as printing). Pursuant to the provisions of an exemptive order, the special sponsor fee and the expenses set forth in items (a), (b) and (c) in this paragraph may be charged to each Fund by the Trustee in an amount equal to the actual costs incurred, but in no case will such charges exceed 0.30% per year of the daily NAV of each Fund.

If the income received by a Fund in the form of dividends and other distributions on the securities in the Fund's portfolio is insufficient to cover its expenses, the Trustee may make advances to a Fund to cover such expenses, secured by a lien in the Trustee's favor on the Fund's assets; otherwise the Trustee may sell securities held in a Fund's portfolio in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, plus any amounts required by the Federal Reserve Board which are related to such advances, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from: (1) dividend payments or other income of a Fund when such payments or other income is received; (2) the amounts earned or benefits derived by the Trustee on cash held for the benefit of a Fund; and (3) the sale of Securities. In the event that any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Fund Securities to reimburse itself for the amount of such advance and any accrued interest thereon. In addition to adjustments to a Fund's portfolio from time to time to conform to changes in the composition or weighting of the Index Securities, the Trustee is also ordinarily required to sell a Fund's Securities to obtain sufficient cash proceeds for the payment of a BLDRS Index Fund's fees and expenses at any time that projected annualized fees and expenses accrued on a daily basis exceed projected annualized dividends and other Fund income accrued on a daily basis by more than 1/100th of one percent (0.01%) of the NAV of the relevant Fund.

Whenever the 0.01% threshold is exceeded, the Trustee will sell sufficient Fund Securities to cover such excess by no later than the next occasion it is required to make adjustments to Fund's portfolio due to a Misweighting unless the Trustee determines in its discretion, that such a sale is unnecessary because the cash to be generated is not needed by the Fund at that time for payment of expense then due or because the Trustee otherwise determines that such sale is not warranted or advisable. At the time of the sales, the Trustee shall first sell a Fund's Securities that are over weighted as compared to their relative weighting in the relevant BNY Mellon ADR Index.

BOOK-ENTRY ONLY; NOTICES AND DISTRIBUTIONS

DTC acts as the securities depositary for Shares pursuant to a Depository Agreement with the Trustee. Shares are represented by a single global security ("Global Security"), which is registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC. The Trustee recognizes DTC or its nominee as the owner of all Shares for purposes except as expressly set forth in the Trust Agreement and Indenture. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934 ("Exchange Act"). DTC was created to hold the securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through an electronic book-entry system, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Upon the settlement date of any creation, transfer or redemption of Shares, DTC will credit or debit, on its book-entry registration and transfer system, the amount of Shares so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged will be designated by the Trustee to NSCC, in the case of a creation or redemption through the Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption transacted outside of the Clearing Process. Beneficial Owners will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form thereby impairing the ability of certain investors to acquire beneficial interests in Shares.

References to the registered or record owners of Shares mean Cede & Co., not the Beneficial Owners of Shares. Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holder thereof under the Trust Agreement and Indenture. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its Shares, to exercise any rights under the Trust Agreement and Indenture. The Trustee and the Sponsor understand that under existing industry practice, in the event the Trustee requests any action of a Beneficial Owner, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action or would otherwise act upon the instructions of Beneficial Owners owning through them.

To effect communications with Beneficial Owners, DTC is required to make available to the Trustee upon request and for a fee to be charged to the relevant Fund a listing of the Share holdings of each DTC Participant. The Trustee will inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant; and provide each such DTC Participant with copies of the relevant notice, statement or other communication, in such form, number and at such place as the DTC Participant reasonably requests so that such notice, statement or communication may be transmitted to such Beneficial Owners. In addition, the relevant Fund will pay each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered owner of all Shares. The Trustee and the Sponsor expect that DTC or its nominee, upon receipt of any payment of distributions in respect of Shares, will credit immediately the DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and are the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners.

Under the Depository Agreement, DTC may determine to discontinue providing its service with respect to Shares at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate a Fund.

BUYING AND SELLING SHARES; TRADING INFORMATION

The Shares are listed for secondary trading on Nasdaq. The Shares will trade on Nasdaq and other securities markets. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares will trade at prices that may differ to varying degrees from the daily NAV of the Shares. Given, however, that Shares can be issued and redeemed in Creation Units, the Sponsor believes that large discounts and premiums to NAV should not be sustained for very long.

The Trustee will make available daily a list of the names and the required number of shares of each of the Index Securities in the current Portfolio Deposit. The Sponsor also intends to make available: (a) on a daily basis, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Share; and (b) every 15 seconds throughout the trading day on Nasdaq a number representing, on a per Share basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Intra-day information will be available with respect to trades and quotes and underlying trading values will be published every 15 seconds throughout the trading day. Information with respect to NAV, net accumulated dividend, final dividend amount to be paid, Shares outstanding, estimated cash amount and total cash amount per Creation Unit will be available daily prior to the opening of trading on Nasdaq.

AMENDMENTS TO THE TRUST AGREEMENT AND INDENTURE

The Trust Agreement and Indenture can be amended by the Sponsor and the Trustee with the consent of 51% of the Beneficial Owners of the relevant Fund to add provisions to or change or eliminate provisions or to modify the rights of Beneficial Owners. However, the Trust Agreement and Indenture may not be amended without the consent of all of the Beneficial Owners of the relevant Fund if such amendment would: (a) permit, except in accordance with the terms and conditions of the Trust Agreement and Indenture, the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement and Indenture; (b) reduce the interest of any Beneficial Owner in a Fund; or (c) reduce the percentage of Beneficial

Owners required to consent to any such amendment. Any amendment will be conclusive and binding upon Beneficial Owners and will be binding upon any Shares. The Trust Agreement and Indenture may also be amended, in certain limited circumstances, without the consent of Beneficial Owners. See "The Portfolios."

TERMINATION OF A FUND

The Sponsor has the discretionary right to direct the Trustee to terminate the relevant Fund if at any time after three years following the Initial Date of Deposit such value is less than $350,000,000, adjusted for inflation in accordance with the National Consumer Price Index for All Urban Consumers ("Discretionary Termination Amount"). Any such termination will be at the complete discretion of the Sponsor, and the Sponsor will not be liable in any way for any resulting depreciation or loss. The Trustee does not have power to terminate the Trust Agreement and Indenture or a Fund because the value of the Fund is below the Discretionary Termination Amount. The Trustee will terminate a Fund in the event that the Shares of the relevant Fund are de-listed from Nasdaq. A Fund may also be terminated upon receipt by the Trustee of written notice of the occurrence of any one or more of the following events: (a) by the agreement of the Beneficial Owners of 66 2/3% of the outstanding Shares; (b) DTC is unable or unwilling to continue to perform its functions and a comparable replacement is unavailable; (c) NSCC no longer provides clearance services with respect to the Shares, or the Trustee is no longer a participant in NSCC; (d) the Licensor ceases publishing each relevant benchmark BNY Mellon ADR Index; or (e) the License Agreement is terminated. If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of its duties under the Trust Agreement and Indenture, or if the Sponsor resigns, the Trustee may, in its discretion, in lieu of appointing a successor Sponsor, terminate the relevant Fund. A Fund will terminate on the Mandatory Termination Date. As soon as practicable after notice of termination of a Fund, the Trustee will distribute to redeemers tendering Creation Units prior to the termination date the securities and cash and upon termination of such Fund the Trustee will thereafter sell the remaining securities held in such Fund's portfolio as provided below.

Written notice of termination, specifying the date of termination, the period during which the assets of the relevant Fund will be liquidated and Creation Units will be redeemed in cash at NAV, and the date determined by the Trustee upon which the books of the Trustee will be closed, will be given by the Trustee to each Beneficial Owner at least twenty (20) days prior to termination of a Fund. Such notice will further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor additional Portfolio Deposits will be accepted and that, as of the date thereof, the portfolio of securities delivered upon redemption will be identical in composition and weighting to the relevant Fund's portfolio rather than the securities portion of the Portfolio Deposit as in effect on the date request for redemption is made. Within a reasonable period of time after such termination the Trustee will, subject to any applicable provisions of law, sell all of the Fund Securities held in the Fund's portfolio not already distributed to redeemers of Creation Units, as provided herein, if any, in such a manner so as to effectuate orderly sales and a minimal market impact. The Trustee will not be liable for or responsible in any way for depreciation or loss incurred by reason of any sale or sales. The Trustee may suspend its sales of the relevant Fund's Shares upon the occurrence of unusual or unforeseen circumstances, including, but not limited to, a suspension in trading of a Index Security, the closing or restriction of trading on a stock exchange, the outbreak of hostilities or the collapse of the economy. Upon receipt of proceeds from the sale of the last security held in the Fund's portfolio, the Trustee will: (1) pay to itself individually from the Fund an amount equal to the sum of: (a) its accrued compensation for its ordinary services; (b) any reimbursement due to it for its extraordinary services; (c) any advances made but not yet repaid; and (d) any other services and disbursements as provided herein; (2) deduct any and all fees and expenses from the relevant Fund; (3) deduct from the relevant Fund any amounts which it will deem requisite to be set aside as reserves for any applicable taxes or other governmental charges that may be payable out of the relevant Fund; (4) transmit to DTC for distribution each Beneficial Owner's interest in the remaining assets of a Fund; and (5) disseminate to each Beneficial Owner a final statement as of the date of the computation of the amount distributable to the Beneficial Owners. Dividends to be received by the Fund on securities held in the Fund's portfolio sold in liquidation will be aggregated and distributed ratably when all such dividends have been received.

CERTAIN MATERIAL FEDERAL INCOME TAX MATTERS

The following discussion sets forth certain material U.S. Federal income tax consequences of ownership and disposition of Shares of a Fund.

For the fiscal year ended September 30, 2011, the Funds believe that they qualified for tax treatment as "regulated investment companies" under Subchapter M of the Code. The Funds intend to continue to so qualify. To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, derived with respect to a Fund's business of investing in stocks, securities or currencies, (b) meet certain diversification tests, and (c) distribute in each year at least 90% of its investment company taxable income. If a Fund qualifies as a regulated investment company, subject to certain conditions and requirements, and except as described below, it will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by Section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to shareholders in a timely manner at least ninety-eight percent (98%) of its ordinary taxable income and 98.2% of its capital gains for the one year period ending on October 31.

Dividends paid by a Fund from its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) will generally be taxable to Beneficial Owners as ordinary income. However, to the extent that such dividends are designated by each Fund as attributable to the receipt by the Fund of "qualified dividend income," such dividends will be eligible for the 15% maximum tax rate applicable to non-corporate taxpayers through 2012. A dividend paid in January will be considered for federal income tax purposes to have been paid by a Fund and received by Beneficial Owners on the preceding December 31 if the dividend was declared in the preceding October, November or December to Beneficial Owners of record as shown on the records of DTC and the DTC Participants on a date in one of those months. Dividends paid by a Fund will generally not be eligible for the dividends received deduction for Beneficial Owners that are corporations.

Distributions paid by a Fund from the excess of net long-term capital gains over net short-term capital losses are considered "capital gains dividends" regardless of the length of time an investor has owned Shares in the Fund. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. Investors should note that the regular quarterly dividends paid by a Fund will not be based on the Fund's investment company taxable income and net capital gain, but rather will be based on the dividends paid with respect to the Depositary Receipts held by the Fund. As a result, a portion of the distributions of a Fund may be treated as a return of capital or a capital gain dividend for federal income tax purposes or a Fund may make additional distributions in excess of the yield performance of the Securities in order to distribute all of its investment company taxable income and net capital gain.

Distributions in excess of a Fund's current or accumulated earnings and profits (as specially computed) generally will be treated as a return of capital for federal income tax purposes and will reduce a Beneficial Owner's tax basis in the Fund. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Fund. Under certain circumstances, a significant portion of a Fund's regular quarterly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding Shares fluctuates significantly, as may occur during the initial years of a Fund. Beneficial Owners will receive annual notification from the Trustee through the DTC Participants as to the tax status of the Fund's distributions. A distribution paid shortly after a purchase or creation of Shares will be taxable even though in effect it may represent a return of capital.

The sale of Shares of a Fund by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce such taxes. Because more than 50% of the total assets of each Fund will consist of Depositary Receipts with respect to foreign securities, each Fund intends to "pass through" certain foreign income taxes (including withholding taxes) paid by the Fund. This means that Beneficial Owners will be considered to have received, as an additional dividend, their share of such foreign taxes, but, subject to certain conditions, Beneficial Owners may be entitled to either a corresponding tax deduction in calculating their taxable income, or, subject to certain limitations (including special limitations that apply in the case of foreign-source "qualified dividend income"), a credit in calculating federal income tax.

Adverse federal income tax consequences, including potentially a tax liability imposed on the Fund, could arise if a Fund holds Depositary Receipts of an entity that is classified as a "passive foreign investment company" (a "PFIC") under the Code. In order to avoid such a tax, a Fund may elect to mark-to-market its PFIC holdings each year. Any net appreciation would then be treated as ordinary income.

Alternatively, under certain conditions, a Fund may be able to elect to include in income currently its share of the PFIC's ordinary earnings and long-term capital gains, whether or not such income were actually distributed by the PFIC. Because it is not always possible to identify an issuer as a PFIC in a timely manner, a Fund may incur the PFIC tax in some instances; the PFIC tax can be quite punitive in its operation.

Under the Code, an in-kind redemption of Shares of a Fund will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming shareholder. Upon redemption, a Beneficial Owner generally will recognize gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and securities received and its tax basis in the Shares redeemed. Securities received upon redemption (which will be comprised of the securities portion of the Portfolio Deposit in effect on the date of redemption) generally will have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service ("IRS") may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner's economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of Shares in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of Shares in a Fund.

Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes. Beneficial Owners are urged to consult their tax advisors regarding the applicability of such taxes to their particular situations.

Deposit of a Portfolio Deposit with the Trustee in exchange for Shares in a Fund in Creation Unit size aggregations will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event to the depositor under the Code, and a depositor generally will recognize gain or loss with respect to each security deposited equal to the difference between the amount realized in respect of the security and the depositor's tax basis therein. The amount realized with respect to a security deposited should be determined by allocating the value on the date of deposit of the Fund Shares received (less any cash paid to the Fund, or plus any cash received from the Fund, in connection with the deposit) among the securities deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by a depositor on the basis that there has been no material change in the depositor's economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Depositors should consult their own tax advisors as to the tax consequences to them of a deposit to a Fund.

The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the depositor or group of depositors, upon obtaining the Shares ordered, would own eighty percent (80%) or more of the outstanding Shares of the Fund, and if pursuant to Section 351 of the Code such a circumstance would result in the Fund having a basis in the securities deposited different from the market value of such securities on the date of deposit. The Trustee has the right to require information regarding Fund ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

Ordinary income dividends to Beneficial Owners who are non-resident aliens or foreign entities will be subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties. In addition, distributions attributable to gains from sales of United States real property received by Beneficial Owners who are nonresident aliens may be subject to special withholding rules or may otherwise be treated as ordinary income dividends as discussed in the preceding sentence. If the non-resident Shareholders were to invest directly in the foreign securities held by the Funds, dividends on such securities would not be subject to U.S. withholding tax. Furthermore, the election to "pass-through" foreign income taxes, as described above, will generally increase the amounts subject to U.S. withholding with no assurance that the non-resident Shareholders will be able to claim any corresponding credit or deduction. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of United States withholding tax, as well as United States estate taxes.

A U.S. law enacted in 2010 imposes a withholding tax of 30% on certain payments after December 31, 2012 to a "foreign financial institution," unless that foreign financial institution enters into an agreement with the U.S. Internal Revenue Service to collect and provide information about its direct and indirect U.S. owners. In addition, payments after December 31, 2012 to other foreign entities may also be subject to 30% withholding unless the direct and indirect owners of those entities supply the payor with certain required information. Regulations to implement this new legislation have not been issued, and many details are not yet clear, but it appears that the new law could require the Funds to withhold at a 30% rate with respect to certain Beneficial Owners' (who are nonresident aliens or foreign entities) share of certain income of the Funds unless such Beneficial Owners enter into an agreement with the U.S. Internal Revenue Service or provide required information. Reduced treaty rates would not be available for Beneficial Owners that do not comply with these rules. Beneficial Owners are encouraged to consult with their own tax advisors concerning the possible implications of this new law, particularly if such Beneficial Owners have direct or indirect U.S. owners.

"Backup withholding" will apply to dividends, capital gain distributions, redemptions and sales of Fund Shares unless (a) the Beneficial Owner is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The rate of such backup withholding is currently 28%. The amount of any backup withholding from a payment to a Beneficial Owner will be allowed as a credit against the holder's U.S. federal income tax liability and may entitle such holder to a refund from the IRS, provided that the required information is furnished to the IRS.

ERISA Considerations

In considering the advisability of an investment in a Fund, fiduciaries of pension, profit sharing or other tax-qualified retirement plans (including Keogh Plans) and funded welfare plans (collectively, "Plans") subject to the fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), should consider, among other things, whether an investment in a Fund (a) is permitted by the documents and instruments governing the Plan, (b) is made solely in the interest of participants and beneficiaries of the Plans, (c) is consistent with the prudence and diversification requirements of ERISA, and that the acquisition and holding of a Fund does not result in a non-exempt "prohibited transaction" under Section 406 of ERISA or Section 4975 of the Code. Individual retirement account ("IRA") investors should consider that an IRA may make only such investments as are authorized by the IRA's governing instruments and that IRAs are subject to the prohibited transaction rules of Section 4975 of the Code.

As described in the preceding paragraph, ERISA imposes certain duties on Plan fiduciaries, and ERISA and/or Section 4975 of the Code, prohibit certain transactions (each a "Non-Exempt Prohibited Transaction") involving "plan assets" between Plans or IRAs and persons who have certain specified relationships to the Plan or IRA (that is, "parties in interest" as defined in ERISA or "disqualified persons" as defined in the Code). Purchasers of Shares should be sure that the purchase and holding of the Shares does not involve a Non-Exempt Prohibited Transaction. The fiduciary standards and prohibited transaction rules that apply to a Plan will not apply to the Trust's assets because the Trust is an investment company registered under the Investment Company Act of 1940. As such, the Trust's assets are not deemed to be "plan assets" under ERISA and U.S. Department of Labor regulations by virtue of a Plan's investment in a Fund.

Employee benefit plans that are government plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA that have not made the election under Section 410(d) of the Code) and foreign plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or

Section 4975 of the Code. The fiduciaries of governmental plans should, however, consider the impact of their respective state pension codes or other applicable law, and fiduciaries of church plans and foreign plans should consider the impact of applicable law, on investments in a Fund and the considerations discussed above, to the extent such considerations apply.

THE TRUSTEE

The Trustee is The Bank of New York Mellon, a corporation organized under the laws of the State of New York with trust powers. The Trustee has a trust office at 2 Hanson Place, 12th Floor, Brooklyn, NY 11217 and its Internal Revenue Service Employer Identification Number is 13-5160382. The Trustee holds each Funds' assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. The Trustee may be reimbursed by a Fund for its out-of-pocket expenses relating to its services as Trustee (the Funds will not reimburse expenses of The Bank of New York Mellon in its capacity as Licensor). The Trustee is subject to supervision and examination by the Federal Reserve Bank of New York, the Federal Deposit Insurance Corporation and the New York State Banking Department.

For services performed under the Trust Agreement and Indenture, the Trustee is paid by each Fund a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of each Fund, as shown below, such percentage amount to vary depending on the NAV of a Fund. Such compensation is computed on each Business Day on the basis of the NAV of each Fund on such day, and the amount thereof is accrued daily and paid monthly.

TRUSTEE FEE SCALE

NAV of a Fund	Fee as a Percentage of NAV of a Fund
(In U.S. dollars ($))
0-499,999,999	10/100 of 1% per year*
500,000,000-2,499,999,999	8/100 of 1% per year*
2,500,000,000 and above	6/100 of 1% per year*

*  The fee indicated applies to that portion of the NAV of a Fund that falls in the size category indicated.

The Trustee may resign and be discharged of the Trust created by the Trust Agreement and Indenture by executing a notice of resignation in writing and filing such notice with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning Shares for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of and the acceptance by the Trust of a successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and appoint a successor Trustee as provided in the Trust Agreement and Indenture. The Sponsor shall mail notice of such discharge and appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee's execution of a written acceptance of an appointment as Trustee for the Trust, the successor Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. A successor Trustee must be: (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

Beneficial Owners of 51% of the then outstanding Shares may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

The Trust Agreement and Indenture limits the Trustee's liabilities. It provides, among other things, that the Trustee is not liable for: (a) any action taken in reasonable reliance on properly executed documents or for the disposition of monies or stocks or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Fund Securities; (c) any action the Trustee takes where the Sponsor fails to act; and (d) any taxes or other governmental charges imposed upon or in respect of Fund Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction.

The Trustee and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or reckless disregard of its duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.

THE SPONSOR

The Sponsor is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, IL 60187. The Sponsor's Internal Revenue Service Employer Identification is 75-3098642. The Sponsor serves as the investment adviser to a family of exchange-traded funds with combined assets under management in excess of $19.9 billion as of December 31, 2011. As of December 31, 2011, the Sponsor provided investment advisory services to 135 exchange traded funds.

On September 18, 2006 INVESCO PLC, now known as Invesco, Ltd., acquired the Sponsor. Invesco, Ltd. and its subsidiaries are an independent global investment management group. Invesco, Ltd. is listed on the New York Stock Exchange with the symbol IVZ.

The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell Shares to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of Shares within a specified period.

If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement and Indenture and such failure is not cured within fifteen (15) Business Days following receipt of notice from the Trustee, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and Indenture and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor's execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and Indenture and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement and Indenture or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of Shares.

The Trust Agreement and Indenture provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of Shares for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust

Agreement and Indenture. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Fund Securities. The Trust Agreement and Indenture further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement and Indenture, including the payment of the costs and expenses of defending against any claim or liability.

INDEX LICENSE

The Sponsor pays an annual licensing fee to the Licensor equal to 6/100th of one percent of the aggregate net assets of each Fund, and is reimbursed by each Fund for such payment. The Licensor will work closely with the Sponsor and the Distributor to foster the success of the Funds and expects to commit financial and management resources to the initial and ongoing marketing of the Shares. The Licensor has agreed to waive licensing fees in certain circumstances. See "Expenses of a Fund."

SELECTION CRITERIA, CONSTRUCTION AND MAINTENANCE STANDARDS
FOR THE BNY MELLON ADR INDEXES

The BNY Mellon ADR Indexes are subindexes of the BNY Mellon ADR Composite Index, which is a composite of all Depositary Receipts in American, GDR, New York share, or Global Share form that are listed for trading on Nasdaq, the NYSE, and the NYSE Amex, subject to eligibility requirements as stated below.

The "ADR Index Administrator" of the Licensor makes additions to and removals from each BNY Mellon ADR Index by applying specific criteria as set out in The Bank of New York Mellon ADR Index Administration and Procedures Manual which is described generally below. The decisions of the ADR Index Administrator are subject to the review of the "ADR Index Committee."

The ADR Index Committee currently consists of 14 individuals ("Members"). Ten Members are employees of the Licensor, while the other four Members are not employees of The Bank of New York Mellon ("Non-Licensor Members"). Members are subject to strict guidelines which ensure the objectivity and independence of each Member's decision making.

The Bank of New York Mellon has adopted a code of conduct and policy which is designed to prevent fraud, deception and misconduct against the Trust and each Fund and provides reasonable standards of conduct for The Bank of New York Mellon, its affiliates and employees. In addition, The Bank of New York Mellon has adopted firewall procedures ("Firewall Procedures") which sets forth internal controls and procedures at The Bank of New York Mellon and its affiliates with respect to the Trust and the Funds. The purpose of these Firewall Procedures is to: (i) prevent information regarding the various BNY Mellon ADR Indexes from being misused by The Bank of New York Mellon, its affiliates, its employees and Members; and (ii) prevent manipulation of the BNY Mellon ADR Indexes as would result in the prioritizing the interests of The Bank of New York Mellon over the shareholders of the Funds or the market in general.

The issuers of the Depositary Receipts are subject to SEC registration and disclosure requirements under U.S. securities laws. Eligible securities are evaluated to ensure their overall consistency with the character, design and purpose of each BNY Mellon ADR Index, to further its use as an effective benchmark.

The BNY Mellon ADR Indexes are capitalization weighted, using an index formula based upon the aggregate of prices times share quantities. The number of shares outstanding used in the index calculation generally represents the entire class(es) or series that trades in the issuer's local market and that is eligible to be converted into the form of Depositary Receipts already trading in the U.S. These shares are adjusted by a "free-float" factor and a Depositary Receipt conversion ratio, and the result is multiplied by the last sale price as reported on Nasdaq, the NYSE, or the NYSE Amex. All of the BNY Mellon ADR Indexes are denominated in U.S. dollars and are calculated on a price only and total rate of return basis, with the reinvestment of dividends as of the ex-dividend date.

The BNY Mellon ADR Indexes are ordinarily calculated every business day on which the U.S. stock exchanges are open for trading, regardless of regular trading in local markets.

To be eligible for inclusion in the BNY Mellon ADR Indexes, a security must have:

(1) a minimum $100,000 three month average daily U.S Dollar trading volume on the primary exchange of the ADR, (2) $1 million minimum three month average daily U.S. Dollar trading volume in the combined global markets. Combined global market volume includes ADR volume in the United States, including the primary exchange volume and volume from the local ordinary share for which the ADR represents and (3) free-float adjusted market capitalization greater than or equal to $250 million in U.S. Dollars.

In the case of new ADRs with both ADRs and ordinary dollar trading volume measurable for a period of less than 3 months, average daily Depositary Receipts dollar trading volume or local share dollar trading volume for the available time period will be used in the calculation. In addition, the ADR must trade at least once in any consecutive ten day period. For re-inclusion into the BNY Mellon ADR Indexes, the Depositary Receipts must not have more than ten consecutive non-trading days during the past quarter.

Component Depositary Receipts are reviewed quarterly ("Quarterly Review"). During the Quarterly Review, current components (current "members" of the Indexes) are retained provided that the above eligibility requirements are met and provided that the free float adjusted market capitalization of the smallest member is no more than 5% lower than that of the largest eligible non-member not included in the indexes. Otherwise, the smallest component is replaced with the largest eligible non-member. The process continues with the second smallest current member compared to the second largest eligible non-member, and so on. Moreover, if at any time during the period, a member of one of the Indexes is dropped, the security will be replaced by the largest eligible non-member.

BNY Mellon ADR Indices will be reviewed quarterly and all changes will be implemented at the open of the first trading day following the third Friday in March, June, September and December. As stated, the BNY Mellon ADR Indexes are capitalization weighted. Current market capitalization weights of the index components are subject to adjustment by quarterly index weight rebalancings as described below:

(a) The percent weight of the total index market capitalization represented by any individual component Depositary Receipts may not exceed 23%, and,

(b) With respect to 55% of the total index market capitalization, the index weights of component Depositary Receipts must be diversified so that no single index component exceeds 4.5%.

Ordinarily, during the course of the quarterly review, if one or more index components exceed either or both of the limits above, the index weights of these component Depositary Receipts will be reduced and redistributed across the remaining index component Depositary Receipts that do not exceed these limits. The index algorithms used for these calculations are available upon request.

The BNY Mellon ADR Indexes are monitored and maintained to account for company additions and deletions, share changes and corporate actions (such as stock splits, stock dividends, spin-offs, etc.) Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the Depositary Receipts prices of companies in the BNY Mellon ADR Indexes. Such corporate actions, which require no adjustment to a BNY Mellon ADR Index divisor, will be implemented prior to the opening of trading on the effective date of the corporate action.

Other corporate actions, such as share issuances that change the market capitalization, may require an adjustment to the index divisor. Index divisor adjustments are ordinarily made to avoid index discontinuity due to adjustments made for corporate actions. Divisor adjustments are ordinarily made after the calculation of the closing value of the BNY Mellon ADR Indexes, and prior to the opening of trading on the effective date of such corporate actions. Constituent component Depositary Receipts that have share changes less than or equal to 10% will be adjusted on a quarterly basis along with the Quarterly Review mentioned above. Depositary Receipts with share changes that affect outstanding shares by greater than 10% will be adjusted prior to the opening of trading on the date of effectiveness of the share change.

Types of Depositary Receipt Facilities

Companies have a choice of four types of Depositary Receipt facilities: unsponsored and three levels of sponsored Depositary Receipts. Unsponsored Depositary Receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored Depositary Receipts are issued by one depositary appointed by the company under a Deposit Agreement or service contract.

Sponsored Level I Depositary Receipts

Although no Fund holds any Level I Depositary Receipts, Level I Depositary Receipts are traded in the U.S. over-the-counter market and on some exchanges outside the United States. The company does not have to comply with U.S. generally accepted accounting principles ("GAAP") or full SEC disclosure. Numerous companies such as GlaxoSmithKline Plc, Bank of Ireland, AstraZeneca Plc and AngloGold Ashanti Limited started with a Level I program and have upgraded to a Level II (Listing) or Level III (Offering) program.

All sponsored Depositary Receipts within the BNY Mellon ADR Indexes are either Level II or Level III Depositary Receipts.

Sponsored Level II and Level III Depositary Receipts

Companies that wish to list their securities on an exchange in the United States use sponsored Level II or Level III Depositary Receipts, respectively. These types of Depositary Receipts can also be listed on some exchanges outside the United States. Each level requires different SEC registration and reporting, plus adherence to GAAP. The companies must also meet the listing requirements of the national exchange or market (Nasdaq, NYSE, or NYSE Amex), whichever it chooses.

The table below illustrates the percentage of Unsponsored Component Depositary Receipts for each BNY Mellon ADR Index as of September 30, 2011:

BNY Mellon Asia 50 ADR Index	0.00%
BNY Mellon Developed Markets 100 ADR Index	0.00%
BNY Mellon Emerging Markets 50 ADR Index	0.00%
BNY Mellon Europe Select ADR Index	0.00%

Information regarding the specific level of sponsorship of each component Depositary Receipt within the BNY Mellon ADR Indexes is available on the Licensor's website (http://www.adrBNYMellon.com).

BNY MELLON ADR INDEX CALCULATION AND DISSEMINATION

The following table indicates turnover in the components of the BNY Mellon ADR Indexes during the period beginning April 12, 2001 (the date each BNY Mellon ADR Index was first calculated) and ending on September 30, 2011.

BNY Mellon Asia 50 ADR Index	156%
BNY Mellon Developed Markets 100 ADR Index	128%
BNY Mellon Emerging Markets 50 ADR Index	220%
BNY Mellon Europe Select ADR Index	120%

The value of each BNY Mellon ADR Index will be calculated continuously and disseminated every 15 seconds over the Consolidated Tape Association's Network B. The major electronic financial data vendors — Bloomberg and Reuters — publish and are expected to continue publishing information on each BNY Mellon ADR Index for their subscribers.

Brief descriptions of the BNY Mellon ADR Indexes on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The BNY Mellon Asia 50 ADR Index

General Background

The BNY Mellon Asia 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Depositary Receipts from the Asian market. A list of the 50 component Depositary Receipts included in The BNY Mellon Asia 50 ADR Index as of September 30, 2011 and the sector groups comprising The BNY Mellon Asia 50 ADR Index as of September 30, 2011 is included below.

Component Depository Receipts	Sector
Advanced Semiconductor Engineering Inc.	Technology Hardware & Equipment

Alumina Ltd.	Industrial Metals & Minings

AU Optronics Corp.	Technology Hardware & Equipment

Baidu Inc.	Software & Computer Services

BHP Billiton Ltd.	Mining

Canon Inc.	Technology Hardware & Equipment

China Life Insurance Co. Ltd.	Life Insurance

China Mobile Ltd.	Mobile Telecommunications

China Petroleum & Chemical Corp.	Oil & Gas Producers

China Telecom Corp. Ltd.	Fixed Line Telecommunications

China Unicom (Hong Kong) Ltd.	Mobile Telecommunications

Chunghwa Telecom Co. Ltd.	Fixed Line Telecommunications

CNOOC Ltd.	Oil & Gas Producers

Ctrip.com International Ltd.	Travel & Leisure

Dr. Reddy's Laboratories Ltd.	Pharmaceuticals & Biotechnology

HDFC Bank Ltd.	Banks

Hitachi Ltd.	Electronic & Electrical Equipment

Honda Motor Co. Ltd.	Automobiles & Parts

ICICI Bank Ltd.	Banks

Infosys Ltd.	Software & Computer Services

KB Financial Group Inc.	Banks

Korea Electric Power Corp.	Electricity

KT Corp.	Fixed Line Telecommunications

Kubota Corp.	Industrial Engineering

Kyocera Corp.	Electronic & Electrical Equipment

LG Display Co. Ltd.	Technology Hardware & Equipment

Makita Corp.	Household Goods & Home Construction

Mitsubishi UFJ Financial Group Inc.	Banks

Mizuho Financial Group Inc.	Banks

Netease.com Inc.	Software & Computer Services

Nidec Corp.	Electronic & Electrical Equipment

Nippon Telegraph & Telephone Corp.	Fixed Line Telecommunications

Nomura Holdings Inc.	Financial Services

NTT DOCOMO Inc.	Mobile Telecommunications

Panasonic Corp.	Leisure Goods

PetroChina Co. Ltd.	Oil & Gas Producers

Component Depository Receipts	Sector
Philippine Long Distance Telephone Co.	Mobile Telecommunications

POSCO	Industrial Metals & Minings

Shinhan Financial Group Co. Ltd.	Banks

SK Telecom Co. Ltd.	Mobile Telecommunications

Sony Corp.	Leisure Goods

Sumitomo Mitsui Financial Group Inc.	Banks

Taiwan Semiconductor Manufacturing Co.	Technology Hardware & Equipment

Tata Motors Ltd.	Industrial Engineering

Telekomunikasi Indonesia	Fixed Line Telecommunications

Toyota Motor Corp.	Automobiles & Parts

United Microelectronics Corp.	Technology Hardware & Equipment

Westpac Banking Corp.	Banks

Wipro Ltd.	Software & Computer Services

Yanzhou Coal Mining Co. Ltd.	Mining

Total Market Capitalization	$1,076,799,448,747
Number of Constituents	50
Percent of Ten Largest Constituents	56.54%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
BHP Billiton Ltd.	$106,685,900,608	9.91%	9.91%
Toyota Motor Corp.	$101,680,735,596	9.44%	19.35%
Mitsubishi UFJ Financial Group Inc.	$62,929,697,882	5.84%	25.19%
Westpac Banking Corp.	$58,215,843,635	5.41%	30.60%
Taiwan Semiconductor Manufacturing Co.	$55,624,871,043	5.17%	35.77%
Honda Motor Co. Ltd.	$52,537,131,371	4.88%	40.65%
Canon Inc.	$51,330,466,040	4.77%	45.41%
China Mobile Ltd.	$50,812,537,430	4.72%	50.13%
Sumitomo Mitsui Financial Group Inc.	$38,202,278,868	3.55%	53.68%
Mizuho Financial Group Inc.	$30,712,228,049	2.85%	56.54%
Total		56.54%

10 Largest Sector Groups (% Index Weight):

Sector	Free Float Market Capitalization	Index Weight	Cumulative Index Weight
Banks	$248,977,598,912	23.12%	23.12%
Automobiles & Parts	$154,217,866,967	14.32%	37.44%
Technology Hardware & Equipment	$119,749,838,146	11.12%	48.56%
Mining	$110,818,124,608	10.29%	58.86%
Mobile Telecommunications	$97,876,728,771	9.09%	67.95%
Oil & Gas Producers	$65,549,180,891	6.09%	74.03%
Fixed Line Telecommunications	$57,573,348,901	5.35%	79.38%
Electronic & Electrical Equipment	$47,684,256,753	4.43%	83.81%
Software & Computer Services	$43,170,890,516	4.01%	87.82%
Leisure Goods	$40,967,905,110	3.80%	91.62%
Total		91.62%

The BNY Mellon Developed Markets 100 ADR Index

General Background

The BNY Mellon Developed Markets 100 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Developed Markets Depositary Receipts. A list of the 100 component Depositary Receipts included in The BNY Mellon Developed Markets 100 ADR Index as of September 30, 2011 and the sector groups comprising The BNY Mellon Developed Markets 100 ADR Index as of September 30, 2011 is included below.

Component Depository Receipts	Sector
Advanced Semiconductor Engineering Inc.	Technology Hardware & Equipment

Alumina Ltd.	Industrial Metals & Minings

AU Optronics Corp.	Technology Hardware & Equipment

Baidu Inc.	Software & Computer Services

BHP Billiton Ltd.	Mining

Canon Inc.	Technology Hardware & Equipment

China Life Insurance Co. Ltd.	Life Insurance

China Mobile Ltd.	Mobile Telecommunications

China Petroleum & Chemical Corp.	Oil & Gas Producers

China Telecom Corp. Ltd.	Fixed Line Telecommunications

China Unicom (Hong Kong) Ltd.	Mobile Telecommunications

Chunghwa Telecom Co. Ltd.	Fixed Line Telecommunications

CNOOC Ltd.	Oil & Gas Producers

Ctrip.com International Ltd.	Travel & Leisure

Dr. Reddy's Laboratories Ltd.	Pharmaceuticals & Biotechnology

HDFC Bank Ltd.	Banks

Hitachi Ltd.	Electronic & Electrical Equipment

Honda Motor Co. Ltd.	Automobiles & Parts

ICICI Bank Ltd.	Banks

Infosys Ltd.	Software & Computer Services

KB Financial Group Inc.	Banks

Korea Electric Power Corp.	Electricity

Component Depository Receipts	Sector
KT Corp.	Fixed Line Telecommunications

Kubota Corp.	Industrial Engineering

Kyocera Corp.	Electronic & Electrical Equipment

LG Display Co. Ltd.	Technology Hardware & Equipment

Makita Corp.	Household Goods & Home Construction

Mitsubishi UFJ Financial Group Inc.	Banks

Mizuho Financial Group Inc.	Banks

Netease.com Inc.	Software & Computer Services

Nidec Corp.	Electronic & Electrical Equipment

Nippon Telegraph & Telephone Corp.	Fixed Line Telecommunications

Nomura Holdings Inc.	Financial Services

NTT DOCOMO Inc.	Mobile Telecommunications

Panasonic Corp.	Leisure Goods

PetroChina Co. Ltd.	Oil & Gas Producers

Philippine Long Distance Telephone Co.	Mobile Telecommunications

POSCO	Industrial Metals & Minings

Shinhan Financial Group Co. Ltd.	Banks

SK Telecom Co. Ltd.	Mobile Telecommunications

Sony Corp.	Leisure Goods

Sumitomo Mitsui Financial Group Inc.	Banks

Taiwan Semiconductor Manufacturing Co.	Technology Hardware & Equipment

Tata Motors Ltd.	Industrial Engineering

Telekomunikasi Indonesia	Fixed Line Telecommunications

Toyota Motor Corp.	Automobiles & Parts

United Microelectronics Corp.	Technology Hardware & Equipment

Westpac Banking Corp.	Banks

Wipro Ltd.	Software & Computer Services

Yanzhou Coal Mining Co. Ltd.	Mining

ABB Ltd.	Industrial Engineering

Aegon N.V.	Life Insurance

Aixtron SE	Technology Hardware & Equipment

Alcatel-Lucent	Technology Hardware & Equipment

Alumina Ltd.	Industrial Metals & Minings

Anheuser-Busch InBev N.V.	Beverages

ArcelorMittal	Industrial Metals & Minings

ARM Holdings PLC	Technology Hardware & Equipment

ASM International N.V.	Technology Hardware & Equipment

ASML Holding N.V.	Technology Hardware & Equipment

AstraZeneca PLC	Pharmaceuticals & Biotechnology

Aviva PLC	Life Insurance

Banco Bilbao Vizcaya Argentaria S.A.	Banks

Banco Santander S.A.	Banks

Barclays PLC	Banks

BHP Billiton Ltd.	Mining

BHP Billiton PLC	Mining

Component Depository Receipts	Sector
BP PLC	Oil & Gas Producers

British American Tobacco PLC	Tobacco

BT Group PLC	Fixed Line Telecommunications

Canon Inc.	Technology Hardware & Equipment

Carnival PLC	Travel & Leisure

CGG Veritas	Oil Equipment, Services & Distribution

CNH Global N.V.	Industrial Engineering

Credit Suisse Group	Banks

CRH PLC	Construction & Materials

Delhaize Group	Food & Drug Retailers

Deutsche Bank AG	Banks

Diageo PLC	Beverages

Elan Corp. PLC	Pharmaceuticals & Biotechnology

ENI S.p.A.	Oil & Gas Producers

ENSCO PLC	Oil Equipment, Services & Distribution

France Telecom	Fixed Line Telecommunications

Fresenius Medical Care AG & Co. KGaA	Health Care Equipment & Services

GlaxoSmithKline PLC	Pharmaceuticals & Biotechnology

Governor & Co. of the Bank of Ireland	Banks

Hitachi Ltd.	Electronic & Electrical Equipment

Honda Motor Co. Ltd.	Automobiles & Parts

HSBC Holdings PLC	Banks

Icon PLC	Health Care Equipment & Services

ING Groep N.V.	Life Insurance

InterContinental Hotels Group PLC	Travel & Leisure

Koninklijke Philips Electronics N.V.	Leisure Goods

Kubota Corp.	Industrial Engineering

Kyocera Corp.	Electronic & Electrical Equipment

L.M. Ericsson Telephone Co.	Technology Hardware & Equipment

Lloyds Banking Group PLC	Banks

Logitech International S.A.	Technology Hardware & Equipment

Luxottica Group S.p.A.	Personal Goods

Makita Corp.	Household Goods & Home Construction

Mitsubishi UFJ Financial Group Inc.	Banks

Mizuho Financial Group Inc.	Banks

National Bank of Greece S.A.	Banks

National Grid PLC	Gas, Water & Multiutilities

NICE-Systems Ltd.	Technology Hardware & Equipment

Nidec Corp.	Electronic & Electrical Equipment

Nippon Telegraph & Telephone Corp.	Fixed Line Telecommunications

Nokia Corp.	Technology Hardware & Equipment

Nomura Holdings Inc.	Financial Services

Novartis AG	Pharmaceuticals & Biotechnology

Novo Nordisk A/S	Pharmaceuticals & Biotechnology

NTT DOCOMO Inc.	Mobile Telecommunications

Component Depository Receipts	Sector
Panasonic Corp.	Leisure Goods

Pearson PLC	Media

Portugal Telecom SGPS S/A	Fixed Line Telecommunications

Prudential PLC	Life Insurance

Randgold Resources Ltd.	Mining

Reed Elsevier N.V.	Media

Reed Elsevier PLC	Media

Rio Tinto PLC	Mining

Royal Bank of Scotland Group PLC	Banks

Royal Dutch Shell PLC B	Oil & Gas Producers

Royal Dutch Shell PLC Cl A	Oil & Gas Producers

Ryanair Holdings PLC	Travel & Leisure

Sanofi	Pharmaceuticals & Biotechnology

SAP AG	Software & Computer Services

Shire PLC	Pharmaceuticals & Biotechnology

Siemens AG	General Industrials

Sims Metal Management Ltd.	Support Services

Smith & Nephew PLC	Health Care Equipment & Services

Sony Corp.	Leisure Goods

Statoil ASA	Oil & Gas Producers

STMicroelectronics N.V.	Technology Hardware & Equipment

Sumitomo Mitsui Financial Group Inc.	Banks

Syngenta AG	Chemicals

Telecom Corp. of New Zealand Ltd.	Fixed Line Telecommunications

Telecom Italia S.p.A.	Fixed Line Telecommunications

Telefonica S.A.	Fixed Line Telecommunications

Tenaris S.A.	Industrial Metals & Minings

Teva Pharmaceutical Industries Ltd.	Pharmaceuticals & Biotechnology

Total S.A.	Oil & Gas Producers

Toyota Motor Corp.	Automobiles & Parts

UBS AG	Banks

Unilever N.V.	Food Producers

Unilever PLC	Food Producers

Veolia Environnement S.A.	Gas, Water & Multiutilities

Vodafone Group PLC	Mobile Telecommunications

Wacoal Holdings Corp.	Personal Goods

Westpac Banking Corp.	Banks

WPP PLC	Media

Total Index Market Capitalization	$3,264,252,608,558
Number of Constituents	100
Percent of Ten Largest Constituents	34.94%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Novartis AG	$153,458,014,710	4.70%	4.70%
HSBC Holdings PLC	$135,553,568,607	4.15%	8.85%
Vodafone Group PLC	$128,681,638,499	3.94%	12.80%
BP PLC	$112,828,626,213	3.46%	16.25%
Royal Dutch Shell PLC Cl A	$111,320,669,746	3.41%	19.66%
GlaxoSmithKline PLC	$107,200,138,213	3.28%	22.95%
BHP Billiton Ltd.	$106,685,900,608	3.27%	26.22%
Toyota Motor Corp.	$101,680,735,596	3.12%	29.33%
Total S.A.	$97,417,570,823	2.98%	32.31%
British American Tobacco PLC	$85,768,329,631	2.63%	34.94%
Total		34.94%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Banks	$596,774,529,708	18.28%	18.28%
Pharmaceuticals & Biotechnology	$493,759,075,219	15.13%	33.41%
Oil & Gas Producers	$475,510,231,411	14.57%	47.98%
Mining	$233,438,091,399	7.15%	55.13%
Fixed Line Telecommunications	$169,843,731,079	5.20%	60.33%
Mobile Telecommunications	$157,962,947,010	4.84%	65.17%
Automobiles & Parts	$154,217,866,967	4.72%	69.89%
Technology Hardware & Equipment	$142,785,598,750	4.37%	74.27%
Beverages	$90,330,696,583	2.77%	77.04%
Food Producers	$89,750,499,877	2.75%	79.78%
Total		79.78%

The BNY Mellon Emerging Markets 50 ADR Index

General Background

The BNY Mellon Emerging Markets 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Emerging Markets Depositary Receipts. A list of the 50 component Depositary Receipts included in The BNY Mellon Emerging Markets 50 ADR Index as of September 30, 2011 and the sector groups comprising The BNY Mellon Emerging Markets 50 ADR Index as of September 30, 2011 is included below.

Component Depository Receipts	Sector
Advanced Semiconductor Engineering Inc.	Technology Hardware & Equipment

America Movil S.A.B. de C.V.	Mobile Telecommunications

AngloGold Ashanti Ltd.	Mining

Baidu Inc.	Software & Computer Services

Banco Bradesco S/A	Banks

BRF-Brazil Foods S/A	Food Producers

Cemex S.A.B. de C.V.	Construction & Materials

Component Depository Receipts	Sector
China Life Insurance Co. Ltd.	Life Insurance

China Mobile Ltd.	Mobile Telecommunications

China Petroleum & Chemical Corp.	Oil & Gas Producers

China Telecom Corp. Ltd.	Fixed Line Telecommunications

China Unicom (Hong Kong) Ltd.	Mobile Telecommunications

Chunghwa Telecom Co. Ltd.	Fixed Line Telecommunications

CNOOC Ltd.	Oil & Gas Producers

Companhia de Bebidas das Americas	Beverages

Companhia de Bebidas das Americas	Beverages

Companhia Energetica de Minas Gerais-Cemig	Electricity

Companhia Siderurgica Nacional	Industrial Metals & Minings

Compania de Minas Buenaventura S.A.	Mining

Ecopetrol S.A.	Oil & Gas Producers

Empresa Nacional de Electricidad S.A.	Electricity

Enersis S.A.	Electricity

Fomento Economico Mexicano S.A.B. de C.V.	Beverages

Gerdau S.A.	Industrial Metals & Minings

Gold Fields Ltd.	Mining

Grupo Televisa S.A. de C.V.	Media

Harmony Gold Mining Co. Ltd.	Mining

HDFC Bank Ltd.	Banks

ICICI Bank Ltd.	Banks

Infosys Ltd.	Software & Computer Services

Itau Unibanco Holding S/A	Banks

KB Financial Group Inc.	Banks

Korea Electric Power Corp.	Electricity

Mobile Telesystems	Mobile Telecommunications

PetroChina Co. Ltd.	Oil & Gas Producers

Petroleo Brasileiro S/A	Oil & Gas Producers

Petroleo Brasileiro S/A A	Oil & Gas Producers

POSCO	Industrial Metals & Minings

Sasol Ltd.	Oil & Gas Producers

Shinhan Financial Group Co. Ltd.	Banks

Sociedad Quimica y Minera De Chile S.A.	Chemicals

Taiwan Semiconductor Manufacturing Co.	Technology Hardware & Equipment

Tata Motors Ltd.	Industrial Engineering

Telefonica Brasil S.A.	Fixed Line Telecommunications

Telekomunikasi Indonesia	Fixed Line Telecommunications

Ultrapar Participacoes S/A	Gas, Water & Multiutilities

United Microelectronics Corp.	Technology Hardware & Equipment

Vale S.A.	Industrial Metals & Minings

Vale S.A. Cl A Pfd.	Industrial Metals & Minings

Yanzhou Coal Mining Co. Ltd.	Mining

Total Index Market Capitalization	$813,417,103,855
Number of Constituents	50
Percent of Ten Largest Constituents	48.07%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Taiwan Semiconductor Manufacturing Co.	$55,624,871,043	6.84%	6.84%
China Mobile Ltd.	$50,812,537,430	6.25%	13.09%
Petroleo Brasileiro S/A A	$44,108,244,096	5.42%	18.51%
Vale S.A. Cl A Pfd.	$42,666,231,594	5.25%	23.75%
America Movil S.A.B. de C.V.	$42,517,743,531	5.23%	28.98%
Petroleo Brasileiro S/A	$37,008,905,651	4.55%	33.53%
Itau Unibanco Holding S/A	$34,679,041,415	4.26%	37.79%
Vale S.A.	$29,743,340,978	3.66%	41.45%
Banco Bradesco S/A	$28,286,682,445	3.48%	44.93%
PetroChina Co. Ltd.	$25,422,064,610	3.13%	48.07%
Total		48.07%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Oil & Gas Producers	$174,949,374,401	21.51%	21.51%
Banks	$125,989,469,682	15.49%	37.00%
Mobile Telecommunications	$109,355,205,043	13.44%	50.44%
Mining	$108,431,919,929	13.33%	63.77%
Technology Hardware & Equipment	$60,586,253,547	7.45%	71.22%
Beverages	$42,361,301,533	5.21%	76.43%
Software & Computer Services	$38,961,304,125	4.79%	81.22%
Fixed Line Telecommunications	$37,013,350,541	4.55%	85.77%
Industrial Metals & Minings	$33,017,435,021	4.06%	89.83%
Electricity	$19,238,992,340	2.37%	92.20%
Total		92.20%

The BNY Mellon Europe Select ADR Index

General Background

The BNY Mellon Europe Select ADR Index is intended to give investors a benchmark for tracking the price and yield performance of European Depositary Receipts. A list of the 88 component Depositary Receipts included in The BNY Mellon Europe Select ADR Index as of September 30, 2011 and the sector groups comprising The BNY Mellon Europe Select ADR Index as of September 30, 2011 is included below.

Component Depository Receipts	Sector
ABB Ltd.	Industrial Engineering

Aegon N.V.	Life Insurance

Aixtron SE	Technology Hardware & Equipment

Alcatel-Lucent	Technology Hardware & Equipment

Component Depository Receipts	Sector
Anheuser-Busch InBev N.V.	Beverages

ArcelorMittal	Industrial Metals & Minings

ARM Holdings PLC	Technology Hardware & Equipment

ASM International N.V.	Technology Hardware & Equipment

ASML Holding N.V.	Technology Hardware & Equipment

AstraZeneca PLC	Pharmaceuticals & Biotechnology

Aviva PLC	Life Insurance

Banco Bilbao Vizcaya Argentaria S.A.	Banks

Banco Santander S.A.	Banks

Barclays PLC	Banks

BHP Billiton PLC	Mining

BP PLC	Oil & Gas Producers

British American Tobacco PLC	Tobacco

BT Group PLC	Fixed Line Telecommunications

Carnival PLC	Travel & Leisure

CGG Veritas	Oil Equipment, Services & Distribution

CNH Global N.V.	Industrial Engineering

Credit Suisse Group	Banks

CRH PLC	Construction & Materials

Delhaize Group	Food & Drug Retailers

Deutsche Bank AG	Banks

Diageo PLC	Beverages

Elan Corp. PLC	Pharmaceuticals & Biotechnology

Elster Group SE	Electronic & Electrical Equipment

ENI S.p.A.	Oil & Gas Producers

ENSCO PLC	Oil Equipment, Services & Distribution

France Telecom	Fixed Line Telecommunications

Fresenius Medical Care AG & Co. KGaA	Health Care Equipment & Services

GlaxoSmithKline PLC	Pharmaceuticals & Biotechnology

Governor & Co. of the Bank of Ireland	Banks

Grifols S.A.	Pharmaceuticals & Biotechnology

HSBC Holdings PLC	Banks

Icon PLC	Health Care Equipment & Services

ING Groep N.V.	Life Insurance

InterContinental Hotels Group PLC	Travel & Leisure

Koninklijke Philips Electronics N.V.	Leisure Goods

L.M. Ericsson Telephone Co.	Technology Hardware & Equipment

Lloyds Banking Group PLC	Banks

Logitech International S.A.	Technology Hardware & Equipment

Luxottica Group S.p.A.	Personal Goods

Mechel OAO	Industrial Metals & Minings

Mechel OAO (Rep 1/2 of a Preferred share)	Industrial Metals & Minings

Mobile Telesystems	Mobile Telecommunications

National Bank of Greece S.A.	Banks

National Grid PLC	Gas, Water & Multiutilities

Component Depository Receipts	Sector
NICE-Systems Ltd.	Technology Hardware & Equipment

Nokia Corp.	Technology Hardware & Equipment

Novartis AG	Pharmaceuticals & Biotechnology

Novo Nordisk A/S	Pharmaceuticals & Biotechnology

Partner Communications Co. Ltd.	Mobile Telecommunications

Pearson PLC	Media

Portugal Telecom SGPS S/A	Fixed Line Telecommunications

Prudential PLC	Life Insurance

Randgold Resources Ltd.	Mining

Reed Elsevier N.V.	Media

Reed Elsevier PLC	Media

Rio Tinto PLC	Mining

Royal Bank of Scotland Group PLC	Banks

Royal Dutch Shell PLC B	Oil & Gas Producers

Royal Dutch Shell PLC Cl A	Oil & Gas Producers

Ryanair Holdings PLC	Travel & Leisure

Sanofi	Pharmaceuticals & Biotechnology

SAP AG	Software & Computer Services

Shire PLC	Pharmaceuticals & Biotechnology

Siemens AG	General Industrials

Smith & Nephew PLC	Health Care Equipment & Services

Statoil ASA	Oil & Gas Producers

STMicroelectronics N.V.	Technology Hardware & Equipment

Syngenta AG	Chemicals

Telecom Italia S.p.A.	Fixed Line Telecommunications

Telefonica S.A.	Fixed Line Telecommunications

Tenaris S.A.	Industrial Metals & Minings

Teva Pharmaceutical Industries Ltd.	Pharmaceuticals & Biotechnology

Total S.A.	Oil & Gas Producers

UBS AG	Banks

Unilever N.V.	Food Producers

Unilever PLC	Food Producers

Veolia Environnement S.A.	Gas, Water & Multiutilities

VimpelCom Ltd.	Mobile Telecommunications

Vodafone Group PLC	Mobile Telecommunications

WPP PLC	Media

Total Index Market Capitalization	$2,596,353,699,750
Number of Constituents	88
Percent of Ten Largest Constituents	42.15%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Novartis AG	$153,458,014,710	5.91%	5.91%
HSBC Holdings PLC	$135,553,568,607	5.22%	11.13%
Vodafone Group PLC	$128,681,638,499	4.96%	16.09%
BP PLC	$112,828,626,213	4.35%	20.43%
Royal Dutch Shell PLC Cl A	$111,320,669,746	4.29%	24.72%
GlaxoSmithKline PLC	$107,200,138,213	4.13%	28.85%
Total S.A.	$97,417,570,823	3.75%	32.60%
British American Tobacco PLC	$85,768,329,631	3.30%	35.91%
Royal Dutch Shell PLC B	$84,434,386,563	3.25%	39.16%
Siemens AG	$77,505,908,227	2.99%	42.15%
Total		42.15%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Pharmaceuticals & Biotechnology	$493,759,075,219	19.02%	19.02%
Oil & Gas Producers	$475,510,231,411	18.31%	37.33%
Banks	$406,714,481,274	15.66%	53.00%
Fixed Line Telecommunications	$145,131,402,774	5.59%	58.59%
Mobile Telecommunications	$138,801,328,129	5.35%	63.93%
Mining	$126,752,190,791	4.88%	68.81%
Technology Hardware & Equipment	$92,498,174,973	3.56%	72.38%
Beverages	$90,330,696,583	3.48%	75.86%
Food Producers	$89,750,499,877	3.46%	79.31%
Tobacco	$85,768,329,631	3.30%	82.61%
Total		82.61%

The information contained herein regarding the BNY Mellon ADR Indexes, securities markets and DTC was obtained from publicly available sources.

"BNY Mellon", "BNY Mellon Asia 50 ADR Index", "BNY Mellon Developed Markets 100 ADR Index", "BNY Mellon Emerging Markets 50 ADR Index" and "BNY Mellon Europe Select ADR Index" are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Invesco PowerShares Capital Management LLC, the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund based on BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and none of The Bank of New York Mellon or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund or any member of the public regarding the advisability of investing in financial products generally or in the BLDRS Index Funds Trust, BLDRS Asia 50

ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or the BLDRS Europe Select ADR Index particularly, the ability of BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index to track market performance or the suitability or appropriateness of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund for such purchasers, owners or such members of the public. The relationship between The Bank of New York Mellon, as Licensor, on one hand, and Invesco PowerShares Capital Management LLC, as Sponsor, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and of BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index or BNY Mellon Europe Select ADR Index which indices are determined, composed and calculated by The Bank of New York Mellon without regard to Invesco PowerShares Capital Management LLC or the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Invesco PowerShares Capital Management LLC or the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund into consideration in determining, composing or calculating BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index or BNY Mellon Europe Select ADR Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund to be issued or in the determination or calculation of the equation by which the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund is to be converted into cash.

NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX OR BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INVESCO POWERSHARES CAPITAL MANAGEMENT LLC, PURCHASERS OR OWNERS OF THE BLDRS INDEX FUNDS TRUST, BLDRS ASIA 50 ADR INDEX FUND, BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND, BLDRS EMERGING MARKETS 50 ADR INDEX FUND, BLDRS EUROPE SELECT ADR INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX OR BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX, BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WILL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The foregoing disclaimers do not impact The Bank of New York Mellon's fiduciary duty owed by it to each Fund and the shareholders of each Fund in its capacity as Trustee of each Fund.

ADDITIONAL INFORMATION CONCERNING THE ROLE OF
THE BANK OF NEW YORK MELLON, DOW JONES AND INVESCO POWERSHARES

The Depositary Receipts included in each BNY Mellon ADR Index are selected by BNY Mellon from the universe of companies represented by the BNY Mellon ADR Composite Index. Dow Jones acts as "index calculation agent" in connection with the calculation and dissemination of each BNY Mellon ADR Index.

The Bank of New York Mellon does not sponsor, endorse, sell or promote the Shares. Additionally, Dow Jones does not sponsor or promote the Shares.

Neither The Bank of New York Mellon, Dow Jones Indexes nor the Sponsor make any representation or warranty, express or implied, to the Beneficial Owners of Shares of a Fund or any member of the public regarding the ability of a Fund to track the performance of its benchmark. Additionally, The Bank of New York Mellon does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

The Bank of New York Mellon's only relationship to the index calculation agent is the licensing of certain trademarks and trade names of BNY Mellon and of the BNY Mellon ADR Composite Index which is determined, composed and calculated by BNY Mellon without regard to the agent or any Fund. The Bank of New York Mellon has no obligation to take the needs of the index calculation agent, a Fund or the owners of Shares of the Funds into consideration in determining, composing or calculating the BNY Mellon ADR Composite Index.

SHARES AND REPORTS

The BLDRS Index Funds Trust is currently comprised of four (4) Funds. Each Fund is created by an Indenture to the Trust Agreement which, while incorporating all or substantially all of the terms of the Trust Agreement, supplements the Trust Agreement with specific information regarding each Fund. Each Fund issues Shares of beneficial interest, par value $.001 per Share. The Sponsor may designate additional Funds.

Owners of Shares may sell them in the secondary market, but must accumulate enough Shares to constitute a full Creation Unit in order to redeem through the Trust. The death or incapacity of any owner of Shares does not operate to terminate the Trust nor entitle such owner's legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

Owners of Shares shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

The Trustee will make, or cause to be made, such annual or other reports and file such documents as it is advised by counsel or independent auditors employed by it as are required for each Fund by the 1933 Act, the Exchange Act and the 1940 Act, and will make or cause to be made such elections and file such tax returns as it is advised by counsel or independent auditors employed by it as are from time to time required under any applicable state or federal statute or rule or regulation there under, in particular, for the continuing qualification of each Fund as a regulated investment company. Each Fund's fiscal year ends on September 30 and may be changed from time to time by the Trustee and the Sponsor without consent of the Beneficial Owners.

RESTRICTIONS ON PURCHASES BY INVESTMENT COMPANIES

For purposes of the 1940 Act, Shares are issued by a registered investment company and purchases of such Shares by investment companies are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Trust regarding the terms of the investment.

On February 27, 2007, the SEC issued an order that would permit registered investment companies to invest in the Shares beyond these limits, subject to certain conditions and terms stated in the application. One such condition stated in the order is that registered investment companies relying on the order must enter into a written agreement with the Trust.

CONTINUOUS OFFERING OF SHARES

Creation Units are offered continuously to the public by each Fund through the Distributor and are delivered upon the deposit of a Portfolio Deposit. Persons making Portfolio Deposits and creating Creation Units will receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person will have any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of Shares.

Because new Shares can be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution", as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent Shares and sells the Shares directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the 1933 Act.

The Sponsor intends to qualify the Shares in states selected by the Sponsor and through broker-dealers who are members of the Financial Industry Regulatory Authority. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor's state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.

PERFORMANCE AND OTHER INFORMATION

The performance of a Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

In addition, a Fund will mistrack its relevant benchmark BNY Mellon ADR Index because the total return calculated for its relevant benchmark BNY Mellon ADR Index does not include trading costs such as commissions.

Information may be provided to investors regarding capital gains distributions by one or more Funds. Comparisons between the Funds and other investment vehicles such as conventional mutual funds may be made regarding such capital gains distributions, as well as relative tax efficiencies between the Funds and such other investment vehicles (e.g., realization of capital gains or losses to a Fund and to such other investment vehicles in connection with redemption of their respective securities).

Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, conventional mutual funds that have accumulated substantial unrealized capital gains, if they experience net redemptions and do not have sufficient available cash, may be required to sell appreciated securities and make taxable capital gains distributions that are generated by changes in such fund's portfolio. In contrast to conventional mutual funds where redemption transactions that affect an adverse tax impact on taxable shareholders because of the need to sell Fund Securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for ongoing shareholders. Since shareholders are generally required to pay tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that a Fund is not required to recognize capital gains, a shareholder of such Fund is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his Shares. If such holder retains his Shares until his death, under current law the tax basis of such Shares would be adjusted to their then fair market value.

One important difference between Shares and conventional mutual fund shares is that Shares are available for purchase or sale on an intraday basis on Nasdaq. An investor who buys shares in a conventional mutual fund will usually buy or sell shares at a price at or related to the closing net asset value per share, as determined by the fund. In contrast, Shares are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationships of daily pricing data for the Shares of each Fund, each Fund's NAV and each Fund's relevant benchmark index for the 2005 calendar year. These tables may help investors compare the trading costs and intraday trading risks of Shares to funds sold and redeemed at prices related to closing NAV.

Investors who purchase or sell Shares may wish to evaluate the volatility of the price of Shares during the trading day. To assist investors in making such an evaluation, the Daily Percentage Price Range table illustrates the volatility of price movements for both Shares and each Fund's relevant BNY Mellon ADR Index on a daily basis. Investors who purchase or sell Shares may also wish to evaluate the opportunity to buy or sell on an intraday basis versus the assurance of a transaction at or related to closing NAV. To assist investors in making this comparison, the High and Low Price versus Closing Value table illustrates the possibility of buying or selling Shares at prices less or more favorable than closing NAV.

Investors may wish to evaluate the potential of Shares to approximate the value of the assets in each Fund as a basis of valuation of the Shares. The Closing Price versus NAV table illustrates the closing value of Shares in relation to the underlying value of the assets in the relevant Fund on a daily basis. Additionally, the NAV versus each Fund's relevant BNY Mellon ADR Index table shows the difference between the underlying value of assets in each Fund and each Fund's relevant BNY Mellon ADR Index based on month-end values.

Finally, investors may wish to consider the average bid/asked spread on Shares, as illustrated in the Bid/Asked Spread table, and add any commissions charged by a broker to determine the direct costs of trading Shares.

The information provided in the following tables with respect to the Shares (including price ranges, relationship of prices to closing NAV, and bid/asked spreads) may vary materially over time. There is some evidence, for example, that the bid/asked spread will widen in more volatile markets and narrow when markets are less volatile.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS ASIA 50 ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2011 through December 31, 2011)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	38	15.08%
Discount	190	75.40%
Equal to NAV	24	9.52%
Total Days	252	100.00%

	Closing Price on Nasdaq Above Fund NAV		Closing Price on Nasdaq Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	43	93.48%	191	92.72%
>0.51%-1.00%	3	6.52%	15	7.28%
>1.01%-2.00%	0	0.00%	0	0.00%
>2.01%	0	0.00%	0	0.00%
Total	46	100.00%	206	100.00%

NET ASSET VALUE V. BNY MELLON ASIA 50 ADR INDEX
(Monthly Closing Values From January 1, 2011 through December 31, 2011)

Month	NAV Equivalent	BNY Mellon Asia 50 ADR Index Value	Percentage Difference
January 2011	1,277.30	1,309.54	-2.46%
February 2011	1,319.02	1,350.80	-2.35%
March 2011	1,261.54	1,294.19	-2.52%
April 2011	1,290.89	1,322.76	-2.41%
May 2011	1,260.26	1,284.81	-1.91%
June 2011	1,247.16	1,290.00	-3.32%
July 2011	1,243.39	1,281.69	-2.99%
August 2011	1,131.28	1,167.19	-3.08%
September 2011	1,008.03	1,048.85	-3.89%
October 2011	1,081.97	1,125.07	-3.83%
November 2011	1,064.47	1,101.49	-3.36%
December 2011	1,016.27	1,059.00	-4.04%

Source: The Bank of New York Mellon

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
FOR BNY MELLON ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Asia 50 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Asia 50 ADR Index
One Year ended 12/31/11	-17.92%	18.40%	-18.71%	-17.92%	-18.40%	-18.71%
Past Five Years ended 12/31/11	-20.48%	-21.06%	-24.17%	-4.48%	-4.62%	-5.38%
Since Trading Commenced	76.65%	74.76%	70.41%	6.43%	6.30%	6.01%

FREQUENCY DISTRIBUTION FOR BLDRS ASIA 50 ADR INDEX FUND
BID/ASK SPREAD DISTRIBUTION
(From January 1, 2011 through December 31, 2011)

Range	% of Total
Locked or Crossed	0.01%
$0.01-0.05	22.19%
$0.05-0.10	40.34%
$0.10-0.15	12.88%
$0.15-0.20	8.31%
$0.20-0.25	4.37%
$0.25-0.50	8.30%
Greater than $0.50	3.60%
Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRA for the 2011 calendar year was from $21.69 to $29.65 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES: FREQUENCY DISTRIBUTION
FOR BNY MELLON ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	Daily Percentage Price Ranges
	BNY Mellon Asia 50 ADR Index		BLDRS Asia 50 ADR Index Fund
ADR Index Fund Range	Frequency	% of Total	Frequency	% of Total
Equal	1	0.40%	0	0.00%
0.01 to 0.50%	0	0.00%	2	0.79%
0.51 to 1.00%	43	17.06%	70	27.78%
1.01 to 1.50%	74	29.37%	79	31.35%
1.51 to 2.00%	54	21.43%	49	19.44%
2.01 to 2.50%	22	8.73%	19	7.54%
2.51 to 3.00%	14	5.56%	14	5.56%
3.01 to 3.50%	19	7.54%	11	4.37%
3.51 to 4.00%	13	5.16%	3	1.19%
4.01 to 5.00%	4	1.59%	2	0.79%
Greater than 5.00%	8	3.17%	3	1.19%
Total	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE FREQUENCY DISTRIBUTION
FOR BNY MELLON ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	BNY Mellon Asia 50 ADR Index				BLDRS Asia 50 ADR Index Fund
	Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value		Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total
Equal	12	4.76%	14	5.56%	2	0.79%	10	3.97%
0.01 to 1.00%	162	64.29%	173	68.65%	156	61.90%	169	67.06%
1.01 to 1.50%	24	9.52%	33	13.10%	49	19.44%	42	16.67%
1.51 to 2.00%	22	8.73%	15	5.95%	17	6.75%	15	5.95%
2.01 to 2.50%	12	4.76%	8	3.17%	9	3.57%	4	1.59%
2.51 to 3.00%	9	3.57%	6	2.38%	4	1.59%	4	1.59%
3.01 to 3.50%	6	2.38%	2	0.79%	5	1.98%	4	1.59%
3.51 to 4.00%	0	0.00%	0	0.00%	4	1.59%	2	0.79%
4.01 to 5.00%	2	0.79%	1	0.40%	4	1.59%	1	0.40%
Greater than 5.00%	3	1.19%	0	0.00%	2	0.79%	1	0.40%
Total	252	100.00%	252	100.00%	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND AND NET ASSET VALUE
(from January 1, 2011 through December 31, 2011)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	47	18.65%
Discount	143	56.75%
Equal to NAV	62	24.60%
Total Days	252	100.00%

	Closing Price on Nasdaq Above Fund NAV		Closing Price on Nasdaq Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	63	100.00%	187	98.94%
>0.51%-1.00%	0	0.00%	1	0.08%
>1.01%-2.00%	0	0.00%	1	0.08%
>2.01%	0	0.00%	0	0.00%
Total	63	100.00%	189	100.00%

NET ASSET VALUE V. BNY MELLON DEVELOPED MARKETS 100 ADR INDEX
(Monthly Closing Values From January 1, 2011 through December 31, 2011)

Month	NAV Equivalent	BNY Mellon Developed Markets 100 ADR Index Value	Percentage Difference
January 2011	1,002.09	1,035.35	-3.21%
February 2011	1,042.24	1,073.05	-2.87%
March 2011	1,005.38	1,035.51	-2.91%
April 2011	1,062.61	1,093.12	-2.79%
May 2011	1,031.95	1,053.23	-2.02%
June 2011	1,004.34	1,034.78	-2.94%
July 2011	978.31	1,006.74	-2.82%
August 2011	891.63	913.70	-2.42%
September 2011	797.04	820.57	-2.87%
October 2011	885.03	911.15	-2.87%
November 2011	863.27	883.66	-2.31%
December 2011	840.42	872.25	-3.65%

Source: The Bank of New York Mellon

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY MELLON DEVELOPED MARKETS 100 ADR INDEX AND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Developed Markets 100 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Developed Markets 100 ADR Index
One Year ended 12/31/11	-9.58%	-9.34%	-9.95%	-9.58%	-9.34%	-9.95%
Past Five Years ended 12/31/11	-22.49%	-22.50%	-23.25%	-4.97%	-4.97%	-5.15%
Since Trading Commenced	68.63%	69.42%	69.90%	5.89%	5.94%	5.97%

FREQUENCY DISTRIBUTION FOR BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND BID/ASK SPREAD DISTRIBUTION
(From January 1, 2011 through December 31, 2011)

Range	% of Total
Locked or Crossed	0.00%
$0.01-0.05	41.57%
$0.05-0.10	47.35%
$0.10-0.15	5.84%
$0.15-0.20	3.84%
$0.20-0.25	0.55%
$0.25-0.50	0.71%
Greater than $0.50	0.13%
Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRD for the 2011 calendar year was from $17.02 to $23.58 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES: FREQUENCY DISTRIBUTION
FOR BNY MELLON DEVELOPED MARKETS 100 ADR INDEX AND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	Daily Percentage Price Ranges
	BNY Mellon Developed Markets 100 ADR Index		BLDRS Developed Markets 100 ADR Index Fund
Range	Frequency	% of Total	Frequency	% of Total
Equal	0	0.00%	0	0.00%
0.01 to 0.50%	2	0.79%	44	17.46%
0.51 to 1.00%	45	17.86%	80	31.75%
1.01 to 1.50%	82	32.54%	62	24.60%
1.51 to 2.00%	38	15.08%	38	15.08%
2.01 to 2.50%	29	11.51%	9	3.57%
2.51 to 3.00%	18	7.14%	11	4.37%
3.01 to 3.50%	16	6.35%	3	1.19%
3.51 to 4.00%	5	1.98%	1	0.40%
4.01 to 5.00%	9	3.57%	3	1.19%
Greater than 5.00%	8	3.17%	1	0.40%
Total	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE FREQUENCY
DISTRIBUTION FOR BNY MELLON DEVELOPED MARKETS 100 ADR
INDEX AND BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	BNY Mellon Developed Markets 100 ADR Index				BLDRS Developed Markets 100 ADR Index Fund
	Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value		Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total
Equal	14	5.56%	48	19.05%	6	2.38%	39	15.48%
0.01 to 1.00%	160	63.49%	151	59.92%	159	63.10%	164	65.08%
1.01 to 1.50%	23	9.13%	25	9.92%	40	15.87%	30	11.90%
1.51 to 2.00%	19	7.54%	20	7.94%	19	7.54%	7	2.78%
2.01 to 2.50%	17	6.75%	3	1.19%	11	4.37%	4	1.59%
2.51 to 3.00%	10	3.97%	3	1.19%	6	2.38%	4	1.59%
3.01 to 3.50%	3	1.19%	1	0.40%	4	1.59%	2	0.79%
3.51 to 4.00%	0	0.00%	0	0.00%	2	0.79%	0	0.00%
4.01 to 5.00%	3	1.19%	1	0.40%	4	1.59%	1	0.40%
Greater than 5.00%	3	1.19%	0	0.00%	1	0.40%	1	0.40%
Total	252	100.00%	252	100.00%	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS EMERGING MARKETS 50 ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2011 Through December 31, 2011)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	47	18.65%
Discount	169	67.06%
Equal to NAV	36	14.29%
Total Days	252	100.00%

	Closing Price on Nasdaq Above Fund NAV		Closing Price on Nasdaq Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	57	98.28%	194	100.00%
>0.51%-1.00%	0	0.00%	0	0.00%
>1.01%-2.00%	1	1.72%	0	0.00%
>2.00%	0	0.00%	0	0.00%
Total	58	100.00%	194	100.00%

NET ASSET VALUE V. BNY MELLON EMERGING MARKETS 50 ADR INDEX
(Monthly Closing Values From January 1, 2011 through December 31, 2011)

Month	NAV Equivalent	BNY Mellon Emerging Markets 50 ADR Index Value	Percentage Difference
January 2011	2,787.35	2,909.14	-4.19%
February 2011	2,811.83	2,935.26	-4.21%
March 2011	2,911.15	3,035.88	-4.11%
April 2011	2,923.76	3,039.36	-3.80%
May 2011	2,830.20	2,927.51	-3.32%
June 2011	2,795.64	2,910.57	-3.95%
July 2011	2,736.76	2,844.84	-3.80%
August 2011	2,544.08	2,634.76	-3.44%
September 2011	2,164.59	2,259.87	-4.22%
October 2011	2,455.64	2,555.46	-3.91%
November 2011	2,394.19	2,488.84	-3.80%
December 2011	2,286.15	2,398.27	-4.67%
Source: The Bank of New York Mellon

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY MELLON EMERGING MARKETS 50 ADR INDEX AND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Emerging Markets 50 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Emerging Markets 50 ADR Index
One Year ended 12/31/11	-18.34%	-18.43%	-18.25%	-18.34%	-18.43%	-18.25%
Past Five Years ended 12/31/11	9.87%	9.81%	10.25%	1.90%	1.89%	1.97%
Since Trading Commenced	299.62%	296.75%	300.99%	16.38%	16.28%	16.41%

FREQUENCY DISTRIBUTION FOR BLDRS EMERGING MARKETS 50 ADR INDEX FUND BID/ASK SPREAD DISTRIBUTION
(From January 1, 2011 through December 31, 2011)

Range	% of Total
Locked or Crossed	0.08%
$0.01-0.05	58.47%
$0.05-0.10	37.90%
$0.10-0.15	2.24%
$0.15-0.20	0.46%
$0.20-0.25	0.54%
$0.25-0.50	0.29%
Greater than $0.50	0.00%
Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRE for the 2011 calendar year was from $35.03 to $49.61 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES: FREQUENCY DISTRIBUTION
FOR BNY MELLON EMERGING MARKETS 50 ADR INDEX AND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	Daily Percentage Price Ranges
	BNY Mellon Emerging Markets 50 ADR Index		BLDRS Emerging Markets 50 ADR Index Fund
Range	Frequency	% of Total	Frequency	% of Total
Equal	0	0.00%	12	4.76%
0.01 to 0.50%	2	0.79%	79	31.35%
0.51 to 1.00%	40	15.87%	74	29.37%
1.01 to 1.50%	75	29.76%	36	14.29%
1.51 to 2.00%	43	17.06%	20	7.94%
2.01 to 2.50%	30	11.90%	11	4.37%
2.51 to 3.00%	21	8.33%	4	1.59%
3.01 to 3.50%	16	6.35%	3	1.19%
3.51 to 4.00%	6	2.38%	3	1.19%
4.01 to 5.00%	10	3.97%	6	2.38%
Greater than 5.00%	9	3.57%	4	1.59%
Total	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE FREQUENCY
DISTRIBUTION FOR BNY MELLON EMERGING MARKETS 50 ADR
INDEX AND BLDRS EMERGING MARKETS 50 ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	BNY Mellon Emerging Markets 50 ADR Index				BLDRS Emerging Markets 50 ADR Index Fund
	Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value		Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total
Equal	14	5.56%	81	32.14%	6	2.38%	72	28.57%
0.01 to 1.00%	156	61.90%	133	52.78%	147	58.33%	136	53.97%
1.01 to 1.50%	28	11.11%	20	7.94%	47	18.65%	18	7.14%
1.51 to 2.00%	14	5.56%	11	4.37%	19	7.54%	7	2.78%
2.01 to 2.50%	20	7.94%	4	1.59%	13	5.16%	6	2.38%
2.51 to 3.00%	8	3.17%	1	0.40%	7	2.78%	3	1.19%
3.01 to 3.50%	6	2.38%	2	0.79%	6	2.38%	2	0.79%
3.51 to 4.00%	1	0.40%	0	0.00%	2	0.79%	0	0.00%
4.01 to 5.00%	1	0.40%	0	0.00%	3	1.19%	6	2.38%
Greater than 5.00%	4	1.59%	0	0.00%	2	0.79%	2	0.79%
Total	252	100.00%	252	100.00%	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS EUROPE SELECT ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2011 through December 31, 2011)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	68	26.98%
Discount	117	46.43%
Equal to NAV	67	26.59%
Total Days	252	100.00%

	Closing Price on Nasdaq Above Fund NAV		Closing Price on Nasdaq Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	82	98.80%	169	100.00%
>0.51%-1.00%	1	1.20%	0	0.00%
>1.01%-2.00%	0	0.00%	0	0.00%
>2.01%	0	0.00%	0	0.00%
Total	83	100.00%	169	100.00%

NET ASSET VALUE V. BNY MELLON EUROPE SELECT ADR INDEX
(Monthly Closing Values From January 1, 2011 through December 31, 2011)

Month	NAV Equivalent	BNY Mellon Europe Select ADR Index Value	Percentage Difference
January 2011	980.88	1,042.35	-5.90%
February 2011	1,014.74	1,073.79	-5.50%
March 2011	996.23	1,053.40	-5.43%
April 2011	1,060.61	1,119.71	-5.28%
May 2011	1,028.85	1,077.00	-4.47%
June 2011	992.18	1,050.04	-5.51%
July 2011	959.73	1,015.36	-5.48%
August 2011	874.55	920.82	-5.02%
September 2011	780.20	825.11	-5.44%
October 2011	877.83	928.18	-5.42%
November 2011	854.45	898.84	-4.94%
December 2011	835.04	891.25	-6.31%

Source: The Bank of New York Mellon

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY Mellon EUROPE SELECT ADR INDEX AND BLDRS EUROPE SELECT ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Europe 100 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Europe 100 ADR Index
One Year ended 12/31/11	-7.18%	-7.22%	-7.23%	-7.18%	-7.22%	-7.23%
Past Five Years ended 12/31/11	-21.28%	-4.71%	-20.82%	-4.67%	-21.43%	-4.56%
Since Trading Commenced	75.14%	6.27%	79.64%	6.33%	74.31%	6.62%

FREQUENCY DISTRIBUTION FOR BLDRS EUROPE SELECT ADR INDEX FUND
BID/ASK SPREAD DISTRIBUTION
(From January 1, 2011 Through December 31, 2011)

Range	% of Total
Locked or Crossed	0.00%
$0.01-0.05	20.66%
$0.05-0.10	59.26%
$0.10-0.15	11.47%
$0.15-0.20	3.54%
$0.20-0.25	0.40%
$0.25-0.50	2.66%
Greater than $0.50	2.00%
Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRU for the 2011 calendar year was from $16.70 to $23.55 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES: FREQUENCY DISTRIBUTION
FOR BNY MELLON EUROPE SELECT ADR INDEX AND
BLDRS EUROPE SELECT ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	Daily Percentage Price Ranges
	BNY Mellon Europe Select ADR Index		BLDRS Europe ADR Index Fund
Range	Frequency	% of Total	Frequency	% of Total
Equal	0	0.00%	6	2.38%
0.01 to 0.50%	4	1.59%	56	22.22%
0.51 to 1.00%	66	26.19%	92	36.51%
1.01 to 1.50%	79	31.35%	45	17.86%
1.51 to 2.00%	41	16.27%	31	12.30%
2.01 to 2.50%	20	7.94%	5	1.98%
2.51 to 3.00%	19	7.54%	7	2.78%
3.01 to 3.50%	6	2.38%	3	1.19%
3.51 to 4.00%	5	1.98%	1	0.40%
4.01 to 5.00%	6	2.38%	5	1.98%
Greater than 5.00%	6	2.38%	1	0.40%
Total	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE FREQUENCY
DISTRIBUTION FOR BNY MELLON EUROPE SELECT ADR INDEX AND
BLDRS EUROPE SELECT ADR INDEX FUND
(From January 1, 2011 through December 31, 2011)

	BNY Mellon Europe Select ADR Index				BLDRS Europe ADR Index Fund
	Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value		Intraday High Value Above Closing Value		Intraday Low Value Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total
Equal	10	3.97%	56	22.22%	4	1.59%	55	21.83%
0.01 to 1.00%	169	67.06%	155	61.51%	173	68.65%	163	64.68%
1.01 to 1.50%	31	12.30%	19	7.54%	41	16.27%	22	8.73%
1.51 to 2.00%	16	6.35%	12	4.76%	13	5.16%	4	1.59%
2.01 to 2.50%	13	5.16%	5	1.98%	9	3.57%	1	0.40%
2.51 to 3.00%	6	2.38%	5	1.98%	5	1.98%	1	0.40%
3.01 to 3.50%	0	0.00%	0	0.00%	0	0.00%	1	0.40%
3.51 to 4.00%	3	1.19%	0	0.00%	4	1.59%	2	0.79%
4.01 to 5.00%	2	0.79%	0	0.00%	2	0.79%	2	0.79%
Greater than 5.00%	2	0.79%	0	0.00%	1	0.40%	1	0.40%
Total	252	100.00%	252	100.00%	252	100.00%	252	100.00%

*  Consolidated prices are used for the Fund.

Source: Invesco PowerShares Capital Management LLC and Factset Research Systems, Inc.

CODE OF ETHICS

Each Fund and the Sponsor has adopted a code of ethics adopted by the Sponsor as its own code of ethics under Rule 17j-1 of the 1940 Act regarding personal securities transactions by employees. Any references in such code of ethics to the Trusts shall include each Fund. Subject to certain conditions and standards, the code permits employees to invest in Index Securities for their own accounts. The code is designed to prevent fraud, deception and misconduct against each Fund and to provide reasonable standards of conduct. The code is on file with the SEC and a copy may be obtained by visiting the SEC at the address listed below on the back cover of this Prospectus. The code of ethics is available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and a copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

LEGAL OPINION

Jones Day, 222 East 41st Street, New York, NY 10017, is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements as of September 30, 2011 in this Prospectus have been included in reliance upon the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of the firm as experts in auditing and accounting.

ADDITIONAL INFORMATION

The Registration Statement, including this prospectus and the exhibits may be reviewed and copied at the SEC's Public Reference Room (100 F Street, N.E., Washington, D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). The exhibits include documents such as the Trust Agreement and Indenture, License Agreement, Distribution Agreement and Participant Agreement. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, CO 80203.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of a Fund's Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the BLDRS Index Funds Trust or any Fund. Neither the delivery of this Prospectus nor any sale of Shares will under any circumstance imply that the information herein is correct as of any date after the date of this Prospectus.

GLOSSARY OF DEFINED TERMS

Page
"1933 Act"	70

"1940 Act"	ii

"Accumulation Period"	62

"Adjustment Day"	68

"ADRs"	2

"Authorized Participants"	62

"Balancing Amount"	68

"Beneficial Owners"	ii

"BLDRS Index Fund"	CP

"BLDRS"	CP

"BNY Mellon ADR Composite Index"	1

"BNY Mellon ADR Index"	CP

"Business Day"	ii

"Cash Component"	62

"Cash Redemption Amount"	63

"Clearing Process"	62

"Code"	4

"Creation Unit"	CP

"Deposit Securities"	62

"Depositary Receipts"	2

"Discretionary Termination Amount"	74

"Distributor"	ii

"Dividend Equivalent Payment"	68

"Dividend Payment Dates"	ii

"Dow Jones"	1

"DTC Participant"	62

"DTC"	ii

"ERISA"	77

"Exchange Act"	72

"Fiscal Year"	ii

"Fund Securities"	3

"Funds"	CP

"GAAP"	82

"GDRs"	2

"Global Security"	71

"Index Security"	iii

"Indirect Participants"	72

"Initial Date of Deposit"	iii

"Invesco PowerShares"	ii

"Licensor"	55

"Misweighting Amount"	66

"Misweighting"	66

"Nasdaq"	CP

Page
"NAV Amount"	68

"NAV"	ii

"NSCC"	iii

"NYSE"	64

"NYSE Amex"	65

"Participant Agreement"	62

"Participating Party"	62

"PFIC"	75

"Portfolio Deposit Amount"	68

"Portfolio Deposit"	62

"Quarterly Review"	81

"Record Dates"	ii

"Redemption Payment"	63

"Redemption Securities"	63

"Request Day"	68

"SEC"	17

"Shares"	CP

"Transaction Fee"	64

"Trust Agreement and Indenture"	66

"Trust"	CP

"Valuation Time"	ii

"Weighting Analysis"	66

CP=Cover Page

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BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE SELECT ADR INDEX FUND

SPONSOR:

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

This Prospectus does not include all of the information with respect to the BLDRS Index Funds Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

Securities Act of 1933 (File No. 333-84788) and
Investment Company Act of 1940 (File No. 811-21057)

To obtain copies from the SEC at prescribed rates:

Write: Public Reference Section of the SEC
100 F Street, N.E., Washington, D.C. 20549-6009
Call: 1-800-SEC-0330
Visit: http://www.sec.gov

No person is authorized to give any information or make any representation about the BLDRS Index Funds Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Invesco PowerShares Capital Management LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering the Shares and the BLDRS Index Funds Trust. While this Prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

Prospectus Dated January 30, 2012	P-BLDRS-PRO-1

CONTENTS OF REGISTRATION STATEMENT

This Amended Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.

The cross-reference sheet.

The prospectus.

The undertaking to file reports.

The signatures.

The following Exhibits:

1. Ex. 99.A1 - Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A2 - Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

3. Ex. 99.A3B - Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

4. Ex. 99.A5 - Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

5. Ex. 99.A2 - Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

6. Ex. 99.A4 - License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

1

7. Ex. 99.A8 - Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor,  and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

8. Ex. 99.A4 - Distribution Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, the BLDRS Index Funds Trust and ALPS Distributors, Inc., as Distributor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

9. Ex. 99.A6 - Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

10. Ex. 99.A11 - Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act (incorporated by reference to Exhibit 99.A11 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

11. Ex. 99.24 - Power of Attorney (incorporated by reference to Exhibit 99.24 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

12. Ex. 99.2 - Opinion of Counsel as to legality of securities being registered and consent of Counsel.

13. Ex. 99.C1 - Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

2

FINANCIAL STATEMENTS

1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series herewith.

2. Financial Statements of the Sponsor, Invesco PowerShares Capital Management LLC, as part of Invesco Ltd.’s current consolidated financial statements incorporated by reference to Form 10-K dated February 25, 2011.

3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, The BLDRS Index Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Wheaton, and State of Illinois, on the 30th day of January, 2012.

THE BLDRS INDEX FUNDS TRUST

The BLDRS Index Funds Trust
(Name of Registrant)

By:	INVESCO POWERSHARES CAPITAL
MANAGEMENT LLC
(Sponsor)

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed on behalf of Invesco PowerShares Capital Management LLC, the Sponsor, by the following persons who constitute a majority of its Board of Managers and by the named persons who are in the following capacities on the date above indicated.

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

/s/ Roderick Ellis	Chief Financial Officer
Roderick Ellis

*	Manager
John M. Zerr

*	Manager
Benjamin Fulton

*	Manager
David Warren

* By his signature below, Andrew Schlossberg, pursuant to a duly executed Power of Attorney filed herewith, has signed this Post-Effective Amendment No. 11 to the Registration Statement on behalf of the persons whose signatures are printed above, in the capacities set forth opposite their respective names.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
Chief Executive Officer

4

EXHIBIT INDEX

Exhibit No.	Title of Document

1. Ex. 99.A1

Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A2

Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

3. Ex. 99.A3B

Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

4. Ex. 99.A5

Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

5. Ex. 99.A2

Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

6. Ex. 99.A4

License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

5

7. Ex. 99.A8

Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

8. Ex. 99.A4

Distribution Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, the BLDRS Index Funds Trust and ALPS Distributors, Inc., as Distributor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

9. Ex. 99.A6

Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

10. Ex. 99.A11

Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act (incorporated by reference to Exhibit 99.A11 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

11. Ex. 99.24

Power of Attorney (incorporated by reference to Exhibit 99.24 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

12. Ex. 99.2	Opinion of Counsel as to legality of securities being registered and consent of Counsel.

13. Ex. 99.C1	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

6